AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 0.1%
4,661,620	Amur Finance VI LLC, 144A ** ^ (Cost $4,654,128)	8.000	12/20/2024	$ 2,455,422

	EXCHANGE TRADED FUNDS - 4.5%
	FIXED INCOME - 4.5%
750,000	iShares MBS ETF			82,597,500
1,275,000	Vanguard Mortgage-Backed Securities ETF			68,939,250
	TOTAL EXCHANGE TRADED FUNDS (Cost $152,434,250)			151,536,750

	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 92.8%
1,056,374	ABFC 2004-OPT4 Trust, 1M Libor + 2.70%	2.848	7/25/2033	1,049,527
1,056,767	ABFC 2004-OPT4 Trust, 1M Libor + 1.77%	1.918	12/25/2033	1,032,204
5,353,030	ABFC 2005-HE1 Trust, 1M Libor + 1.05%	1.198	3/25/2035	4,511,169
4,146,309	ABFC 2005-WMC1 Trust, 1M Libor + 0.89%	1.033	6/25/2035	3,478,405
4,625,925	ABFC 2007-NC1 Trust, 1M Libor + 1.00%, 144A	1.148	5/25/2037	3,410,418
3,356,826	ABFS Mortgage Loan Trust 2002-2, (B)	6.785	7/15/2033	2,711,101
4,122,409	ABFS Mortgage Loan Trust 2002-3, (B)	5.902	9/15/2033	3,241,979
1,675,418	ABFS Mortgage Loan Trust 2003-2 (A), 144A	8.000	4/25/2034	674,926
610,526	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 1M Libor + 2.03%	2.173	6/25/2034	610,686
1,623,270	ACE Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.78%	2.923	11/25/2034	1,849,560
4,786,751	ACE Securities Corp Home Equity Loan Trust Series 2004-HE4, 1M Libor + 1.95%	2.098	12/25/2034	2,892,206
1,210,862	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.32%	1.468	1/25/2035	1,058,578
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 1M Libor + 4.13%	4.273	11/25/2033	636,084
4,056,614	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2, 1M Libor + 1.85%	1.993	4/25/2035	2,913,024
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 1M Libor + 3.00%	4.648	8/25/2040	1,508,039
2,639,665	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP3, 1M Libor + 0.28%	0.568	6/25/2036	2,601,904
4,060,221	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP4, 1M Libor + 0.29%	0.583	8/25/2036	3,549,426
22,373,969	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 1M Libor + 0.28%	0.428	4/25/2036	18,299,284
5,686,571	Adjustable Rate Mortgage Trust 2005-2, 1M Libor + 1.35%	1.498	6/25/2035	3,865,778
238,138	Adjustable Rate Mortgage Trust 2005-3, (A)	3.447	7/25/2035	200,619
3,694,398	Aegis Asset Backed Securities Trust 2005-5, 1M Libor +0.45%	0.823	12/25/2035	2,990,050
3,433,143	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 1M Libor + 3.00%	3.148	6/25/2034	3,224,071
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 1M Libor + 5.25%	5.398	10/25/2034	775,209
21,320,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1M Libor + 0.50%	0.898	10/25/2035	15,960,045
1,131,858	Alternative Loan Trust 2004-J9, 1M Libor + 2.78%	2.923	10/25/2034	776,686
829,154	Alternative Loan Trust 2006-OA22, 1M Libor + 0.24%	0.388	2/25/2047	592,813
9,821,453	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.38%	0.528	3/25/2046	7,155,945
3,607,916	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 4.50%	4.648	5/25/2034	2,959,125
2,199,965	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.70%	2.848	5/25/2034	2,172,594
2,722,790	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.92%	2.068	9/25/2034	2,163,727
2,409,578	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.80%	1.948	9/25/2034	2,159,162
2,907,002	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R9, 1M Libor + 2.10%	2.248	10/25/2034	2,071,641
2,351,672	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	2.248	11/25/2034	2,364,813
8,475,187	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R1, 1M Libor + 1.50%	1.648	3/25/2035	7,265,460
3,334,138	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R5, 1M Libor + 1.83%	1.978	7/25/2035	2,659,974
6,000,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R5, 1M Libor + 1.05%	1.198	7/25/2035	4,954,616
10,436,356	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R6, 1M Libor + 1.15%	1.873	8/25/2035	6,155,027
9,496,577	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R7, 1M Libor + 0.73%	1.243	9/25/2035	6,053,194
1,156,936	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R10, 1M Libor + 1.45%	2.323	1/25/2036	867,123
26,084,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R10, 1M Libor + 0.69%	1.183	1/25/2036	20,285,689
8,087,308	Ameriquest Mortgage Securities Trust 2006-R1, 1M Libor + 0.56%	0.708	3/25/2036	7,312,875
4,990,866	Ameriquest Mortgage Securities Trust 2006-R2, 1M Libor + 0.49%	0.638	4/25/2036	4,253,425
2,787	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 1M Libor + 1.85%	1.998	11/25/2029	2,436
36,722,085	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W2, 1M Libor + 0.53%	0.943	10/25/2035	30,203,460
21,347,516	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W5, 1M Libor + 0.46%	0.838	1/25/2036	21,103,588
5,225,282	Argent Securities Trust 2006-W1, 1M Libor + 0.41%	0.763	3/25/2036	6,052,327
1,645,947	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE3, 1M Libor + 6.00%	6.159	6/15/2033	1,717,095
27,104,977	Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6, 1M Libor + 0.23%	0.378	11/25/2036	26,842,714
17,765,000	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE8, 1M Libor + 0.64%	1.108	11/25/2035	15,032,921
7,500,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	0.428	7/25/2036	6,326,728
3,072,984	Asset Backed Securities Corp Home Equity Loan Trust Series WMC 2005-HE5, 1M Libor + 1.05%	1.198	6/25/2035	899,035
3,778,100	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.89%	2.038	1/25/2035	3,302,731
7,500,000	Asset-Backed Pass-Through Certificates Series 2005-R4, 1M Libor + 1.80%	1.948	7/25/2035	6,347,924
1,360,945	Banc of America Funding 2004-B Trust, (A)	2.562	12/20/2034	1,122,584
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 92.8% (Continued)
6,710,448	Banc of America Funding 2006-G Trust, 1/m Libor + 0.48%	0.632	7/20/2036	$ 9,402,648
2,999,919	Banc of America Mortgage 2004-K Trust, (A)	3.272	12/25/2034	2,143,103
5,369,000	Bayview Financial Mortgage Pass-Through Trust 2006-A, 1M Libor + 2.48%	2.620	2/28/2041	5,251,578
2,276,165	Bear Stearns ALT-A Trust 2004-6, 1M Libor + 2.99%	2.998	7/25/2034	2,385,147
30,520	Bear Stearns ARM Trust 2003-8, (A)	4.000	1/25/2034	28,785
477,859	Bear Stearns ARM Trust 2004-7, (A)	2.625	10/25/2034	475,184
2,977,729	Bear Stearns Asset Backed Securities I Trust 2004-HE11, 1M Libor + 2.55%	2.698	12/25/2034	1,653,214
4,048,000	Bear Stearns Asset Backed Securities I Trust 2005-CL1, 1M Libor + 0.63%	1.095	9/25/2034	2,864,762
2,727,567	Bear Stearns Asset Backed Securities I Trust 2005-HE1, 1M Libor + 2.33%	2.473	1/25/2035	2,677,569
9,892,751	Bear Stearns Asset Backed Securities I Trust 2005-HE9, 1M Libor + 1.20%	1.948	10/25/2035	8,658,445
30,791,336	Bear Stearns Asset Backed Securities I Trust 2006-HE9, 1M Libor + 0.29%	0.438	11/25/2036	26,439,507
3,000,000	Bear Stearns Asset Backed Securities I Trust 2007-HE6, 1M Libor + 1.60%	1.748	8/25/2037	2,656,823
643,090	Bear Stearns Asset Backed Securities I Trust 2007-HE7, 1M Libor + 1.90%	1.898	10/25/2037	541,127
8,398,000	Bear Stearns Asset Backed Securities I Trust 2007-HE7, 1M Libor + 0.55%	0.548	10/25/2037	6,121,924
2,940,721	Bear Stearns Asset Backed Securities I Trust 2006-4, 1M Libor + 0.75%	0.898	10/25/2036	662,776
16,250,000	BNC Mortgage Loan Trust 2007-2, 1M Libor + 0.29%	0.438	5/25/2037	12,961,411
14,210,891	Carrington Mortgage Loan Trust Series 2005-NC5, 1M Libor + 0.52%	0.928	10/25/2035	11,410,604
11,328,589	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.25%	0.398	4/25/2036	9,678,053
4,435,346	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.15%	0.298	4/25/2036	4,273,603
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.30%	0.448	7/25/2036	31,601,329
3,368,995	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.25%	0.398	10/25/2036	2,947,389
24,526,000	Carrington Mortgage Loan Trust Series 2006-NC1, 1M Libor + 0.42%	0.568	1/25/2036	21,044,350
17,962,000	Carrington Mortgage Loan Trust Series 2006-NC2, 1M Libor + 0.27%	0.418	6/25/2036	13,813,376
30,000,000	Carrington Mortgage Loan Trust Series 2006-NC3, 1M Libor + 0.24%	0.388	8/25/2036	23,907,399
7,963,793	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.30%	0.448	10/25/2036	6,012,903
25,589,500	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.24%	0.388	10/25/2036	21,391,031
9,823,000	Carrington Mortgage Loan Trust Series 2006-OPT1, 1M Libor + 0.37%	0.518	2/25/2036	8,134,497
8,611,945	Carrington Mortgage Loan Trust Series 2006-RFC1, 1M Libor + 0.29%	0.583	5/25/2036	6,801,956
12,955,578	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.50%	0.648	2/25/2037	10,302,744
3,000,000	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.26%	0.408	2/25/2037	2,836,353
10,000,000	Carrington Mortgage Loan Trust Series 2007-HE1, 1M Libor + 0.29%	0.438	6/25/2037	7,433,729
13,252,657	Carrington Mortgage Loan Trust Series 2007-RFC1, 1M Libor + 0.26%	0.408	12/25/2036	8,260,448
22,415,000	Carrington Mortgage Loan Trust Series 2007-RFC1, 1M Libor + 0.22%	0.368	10/25/2036	17,968,256
3,774,725	Centex Home Equity Loan Trust 2002-C, 1M Libor + 1.15%	1.298	9/25/2032	3,559,513
232,907	Centex Home Equity Loan Trust 2004-B, 1M Libor + 2.33%	2.473	3/25/2034	2,826
1,987,923	Centex Home Equity Loan Trust 2004-C, 1M Libor + 2.10%	2.248	6/25/2034	512,017
3,834,917	Centex Home Equity Loan Trust 2004-C, 1M Libor + 1.73%	1.873	6/25/2034	3,498,058
311,050	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.03%	1.693	9/25/2034	321,855
9,622,645	Centex Home Equity Loan Trust 2005-D, 1M Libor + 1.20%	1.948	10/25/2035	8,905,244
17,000,000	Centex Home Equity Loan Trust 2006-A, 1M Libor + 0.37%	0.518	6/25/2036	13,843,285
3,300,000	ChaseFlex Trust Series 2007-2, 1M Libor + 0.44%	0.588	5/25/2037	2,314,384
587,216	CHL Mortgage Pass-Through Trust 2004-6 (A)	5.002	5/25/2034	560,183
81,751,747	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	1.898	12/25/2021	26,487,157
14,454,834	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	1.898	10/25/2037	4,823,559
1,103,393	Citigroup Mortgage Loan Trust 2005-3 (A)	2.977	8/25/2035	1,012,912
5,746,874	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.29%	0.438	9/25/2036	5,695,575
2,586,232	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.26%	0.408	9/25/2036	2,373,940
3,000,000	Citigroup Mortgage Loan Trust 2006-HE2, 1M Libor + 0.38%	0.528	8/25/2036	2,406,703
9,462,462	Citigroup Mortgage Loan Trust 2006-NC1, 1M Libor + 0.29%	0.583	8/25/2036	9,126,717
4,512,093	Citigroup Mortgage Loan Trust 2006-WMC1, 1M Libor + 0.62%	0.763	12/25/2035	3,588,518
1,068,201	Citigroup Mortgage Loan Trust 2007-10, (A)	3.420	9/25/2037	950,957
8,765,094	Citigroup Mortgage Loan Trust 2007-AHL1, 1M Libor + 0.27%	0.418	12/25/2036	8,246,814
5,477,645	Citigroup Mortgage Loan Trust 2007-AMC4, 1M Libor + 0.30%	0.448	5/25/2037	5,207,948
1,532,972	Citigroup Mortgage Loan Trust 2007-WFHE1, 1M Libor + 0.36%	0.508	1/25/2037	1,269,168
9,003,524	Citigroup Mortgage Loan Trust 2007-WFHE2, 1M Libor + 0.65%	0.798	3/25/2037	7,775,810
2,301,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 4.50%	4.648	12/25/2033	2,245,980
1,102,428	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 1.94%	2.083	2/25/2035	1,066,992
2,000,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 1.12%	1.828	7/25/2035	1,958,273
6,302,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 0.28%	0.428	6/25/2037	4,796,547
1,437,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 2.50%	2.648	7/25/2037	1,119,768
1,622,515	Citigroup Mortgage Loan Trust Series 2004-OPT1 Asset Backed Pass-Through Cert, 1M Libor + 2.63%	2.773	10/25/2034	1,400,200
4,727,992	Connecticut Avenue Securities Trust 2018-R07, 1M Libor + 2.40%, 144A	2.548	4/25/2031	4,743,053
3,000,000	Connecticut Avenue Securities Trust 2019-R04, 1M Libor + 5.25%, 144A	5.398	6/25/2039	3,076,035
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 92.8% (Continued)
1,250,000	Connecticut Avenue Securities Trust 2019-R05, 1M Libor + 4.10%, 144A	4.248	7/25/2039	$ 1,263,587
21,750,000	Connecticut Avenue Securities Trust 2019-R06, 1M Libor + 3.75%, 144A	3.898	9/25/2039	21,140,991
5,990,000	Connecticut Avenue Securities Trust 2020-R01, 1M Libor + 3.25%, 144A	3.398	1/25/2040	5,953,954
15,000,000	Connecticut Avenue Securities Trust 2020-R01, 1M Libor + 2.05%, 144A	2.198	1/25/2040	14,999,337
1,978,549	Connecticut Avenue Securities Trust 2020-R01, 1M Libor + 0.80%, 144A	0.948	1/25/2040	1,982,609
12,000,000	Connecticut Avenue Securities Trust 2020-R02, 1M Libor + 3.00%, 144A	3.148	1/25/2040	11,459,681
9,750,000	Connecticut Avenue Securities Trust 2020-R02, 1M Libor + 2.00%, 144A	2.148	1/25/2040	9,734,069
4,836,258	Conseco Finance Corp., (A)	6.980	9/1/2030	4,535,227
3,890,521	Conseco Finance Corp., (A)	7.240	11/15/2028	3,944,645
213,008	Countrywide Asset-Backed Certificates, 1M Libor + 5.63%, 144A	5.773	10/25/2032	220,340
330,294	Countrywide Asset-Backed Certificates, 1M Libor + 4.50%, 144A	4.648	11/25/2033	369,057
6,080,000	Countrywide Asset-Backed Certificates, 144A, (B)	5.500	11/25/2035	5,921,933
3,791,460	Countrywide Asset-Backed Certificates, 1M Libor + 1.15%	1.873	12/25/2035	2,007,370
5,160,913	Countrywide Asset-Backed Certificates, 1M Libor + 1.00%	1.648	1/25/2036	3,865,801
3,898,991	Countrywide Asset-Backed Certificates, 1M Libor + 0.73%, 144A	1.243	2/25/2036	3,068,187
3,200,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.73%	0.878	4/25/2036	2,176,937
17,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.49%	0.883	4/25/2036	12,249,748
2,458,425	Countrywide Asset-Backed Certificates, 1M Libor + 0.44%	0.808	6/25/2036	2,451,653
3,243,903	Countrywide Asset-Backed Certificates, 1M Libor + 0.39%	0.538	7/25/2036	1,883,974
7,433,044	Countrywide Asset-Backed Certificates, 1M Libor + 0.33%	0.478	3/25/2037	7,048,452
2,923,615	Countrywide Asset-Backed Certificates, 1M Libor + 0.34%	0.488	6/25/2037	2,262,309
22,065,921	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	0.398	6/25/2037	18,478,316
25,144,168	Countrywide Asset-Backed Certificates, 1M Libor + 0.27%	0.418	11/25/2037	19,398,177
11,390,211	Countrywide Asset-Backed Certificates, 1M Libor + 0.23%	0.378	5/25/2047	8,470,102
18,524,826	Countrywide Asset-Backed Certificates, 1M Libor + 0.26%	0.408	6/25/2047	13,790,328
8,355,598	Countrywide Asset-Backed Certificates, 1M Libor + 0.26%	0.408	6/25/2047	7,246,859
27,074,804	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	0.398	6/25/2047	23,033,237
1,759,365	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 1.50%	1.648	2/25/2032	1,760,617
1,238,572	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 3.85%	3.998	4/25/2034	493,153
1,689,749	Credit-Based Asset Servicing & Securitization LLC,1M Libor + 4.50%, 144A	4.648	3/25/2033	939,591
279,647	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.85%, 144A	2.998	10/25/2034	259,169
2,898,452	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.20%, 144A	1.948	7/25/2035	1,519,223
2,000,000	Credit-Based Asset Servicing & Securitization LLC, lM Libor + 0.69%	1.183	7/25/2035	1,828,890
3,943,000	Credit-Based Asset Servicing & Securitization LLC, 144A (B)	6.000	9/25/2035	3,689,377
1,611,135	Credit-Based Asset Servicing & Securitization LLC, lM Libor + 0.44%	0.810	12/25/2035	861,265
3,523,572	Credit-Based Asset Servicing & Securitization LLC, 144A, (B)	7.250	3/25/2046	1,298,568
1,490,467	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, (A)	3.095	10/25/2033	1,201,482
4,125,512	CWABS Asset-Backed Certificates Trust 2004-7, 1M Libor + 2.10%	2.248	10/25/2034	1,982,545
1,270,633	CWABS Asset-Backed Certificates Trust 2004-9, 1M Libor + 1.65%	1.798	11/25/2034	969,937
2,321,452	CWABS Asset-Backed Certificates Trust 2005-1, 1M Libor + 1.40%	2.248	7/25/2035	1,673,561
1,948,811	CWABS Asset-Backed Certificates Trust 2005-11, 1M Libor + 0.72%	0.868	2/25/2036	1,092,776
16,291,622	CWABS Asset-Backed Certificates Trust 2005-14, 1M Libor + 0.78%	1.318	4/25/2036	13,753,166
5,657,353	CWABS Asset-Backed Certificates Trust 2005-16, 1M Libor + 0.76%	0.908	5/25/2036	2,331,092
5,299,153	CWABS Asset-Backed Certificates Trust 2006-7, 1M Libor + 0.28%	0.428	4/25/2046	4,843,073
26,400,000	CWABS Asset-Backed Certificates Trust 2007-11, 1M Libor + 0.30%	0.448	6/25/2047	21,029,802
6,800,000	CWABS Asset-Backed Certificates Trust 2007-11, 1M Libor + 0.30%	0.448	6/25/2047	5,270,129
17,953,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	1.118	8/25/2047	13,083,681
4,000,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	1.118	8/25/2047	2,914,061
9,916,000	CWABS Asset-Backed Certificates Trust 2007-13, 1M Libor + 1.50%	1.648	10/25/2047	8,209,514
1,671,453	Delta Funding Home Equity Loan Trust 1997-3	7.650	10/25/2028	1,594,064
1,541,988	Delta Funding Home Equity Loan Trust 1999-1, (A)	6.800	3/15/2028	1,461,668
1,706,935	Delta Funding Home Equity Loan Trust 1999-2	7.370	8/15/2030	1,248,289
990,276	Delta Funding Home Equity Loan Trust 2000-3, (B)	8.390	11/15/2030	955,365
7,483,431	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, 1M Libor + 0.30%	0.448	4/25/2036	7,377,367
830,004	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1, 1M Libor + 0.35%, 144A	0.509	4/15/2036	648,244
2,180,884	DSLA Mortgage Loan Trust 2004-AR1, 1M Libor + 1.13%	1.277	9/19/2044	1,446,266
10,779,038	Ellington Loan Acquisition Trust 2007-1, 1M Libor + 2.10%, 144A	2.248	5/25/2037	9,032,507
19,156,000	Ellington Loan Acquisition Trust 2007-1, 1M Libor + 1.60%, 144A	1.748	5/25/2037	18,753,519
4,245,000	EMC Mortgage Loan Trust, 1M Libor + 3.38%, 144A	3.523	1/25/2041	3,214,408
11,927,367	Encore Credit Receivables Trust 2005-2, 1M Libor + 0.98%	1.123	11/25/2035	11,056,720
10,258,888	Encore Credit Receivables Trust 2005-3, 1M Libor + 1.76%	1.903	10/25/2035	10,369,377
6,708,033	Encore Credit Receivables Trust 2005-4, 1M Libor + 1.05%	1.198	1/25/2036	5,583,586
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 1M Libor + 5.10%	5.248	10/25/2034	1,974,908
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 92.8% (Continued)
1,782,268	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	1.348	4/25/2035	$ 1,727,940
4,282,728	Equity One Mortgage Pass-Through Trust 2003-3 (A)	5.459	12/25/2033	3,723,777
16,423,567	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.00%, 144A	3.148	7/25/2024	16,002,697
7,193,060	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.90%	5.048	11/25/2024	7,386,625
12,200,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 5.50%, 144A	5.648	9/25/2029	12,984,460
1,410,038	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.65%, 144A	3.798	9/25/2029	1,448,194
4,548,005	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.00%	3.148	10/25/2029	4,618,133
8,631,669	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.85%	2.998	11/25/2029	8,725,999
2,445,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.45%	4.598	2/25/2030	2,531,947
2,255,018	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.50%	2.648	5/25/2030	2,263,526
15,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.00%	4.148	8/25/2030	15,127,218
8,500,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.50%	4.648	12/25/2030	8,872,413
8,319,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.25%, 144A	4.398	1/25/2031	8,564,447
9,850,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.10%	4.248	3/25/2031	10,124,439
5,250,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.75%	3.898	3/25/2031	5,282,675
1,920,568	FFMLT Trust 2004-FF3, 1M Libor + 2.40%	2.548	11/25/2034	1,914,264
7,059,141	FFMLT Trust 2005-FF2, 1M Libor + 1.05%	1.198	3/25/2035	5,480,640
7,370,094	FFMLT Trust 2005-FF11, 1M Libor + 0.93%	1.078	11/25/2035	6,200,889
1,724,282	Finance America Mortgage Loan Trust 2004-3, 1M Libor + 1.65%	1.798	11/25/2034	1,544,950
13,569,226	Finance of America Structured, 144A	2.000	3/25/2069	14,904,342
14,225,545	Finance of America Structured, 144A	2.000	11/25/2069	14,924,028
1,883,549	First Franklin Mortgage Loan Trust 2003-FF4, 1M Libor + 2.48%	2.623	10/25/2033	1,525,895
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2, 1M Libor + 1.88%	2.023	3/25/2034	1,748,298
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 1M Libor + 2.25%	2.398	6/25/2034	816,300
2,654,360	First Franklin Mortgage Loan Trust 2004-FF7, (B)	5.500	9/25/2034	2,666,551
4,732,529	First Franklin Mortgage Loan Trust 2004-FFH2, 1M Libor + 1.58%	1.723	6/25/2034	4,403,240
3,618,952	First Franklin Mortgage Loan Trust 2005-FF5, 1M Libor + 1.20%	1.348	5/25/2035	2,651,356
19,923,656	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	0.958	10/25/2035	20,259,351
4,482,488	First Franklin Mortgage Loan Trust 2005-FFH2, 1M Libor + 1.05%, 144A	1.198	4/25/2035	3,990,063
12,473,000	First Franklin Mortgage Loan Trust 2006-FF1, 1M Libor + 0.46%	0.838	1/25/2036	11,369,308
1,387,223	First Franklin Mortgage Loan Trust 2006-FF3, 1M Libor + 0.59%	0.733	2/25/2036	954,359
11,730,572	First Franklin Mortgage Loan Trust 2006-FF4, 1M Libor + 0.36%	0.690	3/25/2036	9,700,621
3,860,000	First Franklin Mortgage Loan Trust 2006-FF5, 1M Libor + 0.27%	0.553	4/25/2036	3,041,682
2,324,827	First Franklin Mortgage Loan Trust 2006-FF7, 1M Libor + 0.25%	0.523	5/25/2036	1,227,819
4,000,000	First Franklin Mortgage Loan Trust 2006-FF9, 1M Libor + 0.25%	0.648	6/25/2036	3,407,718
5,168,640	First Franklin Mortgage Loan Trust 2006-FF9, 1M Libor + 0.25%	0.523	6/25/2036	4,521,329
15,000,000	First Franklin Mortgage Loan Trust 2006-FF14, 1M Libor + 0.31%	0.458	10/25/2036	12,136,305
4,120,000	First Franklin Mortgage Loan Trust 2006-FF15, 1M Libor + 0.31%	0.458	11/25/2036	3,319,886
14,281,385	Freddia Mac STACR REMIC Trust 2019-HQA4, 1M Libor + 2.05%, 144A	2.198	11/25/2049	14,301,003
3,883,000	Freddie Mac STACR REMIC Trust 2020-DNA1, 1M Libor + 5.25%, 144A	5.398	1/25/2050	3,717,003
26,300,000	Freddie Mac STACR REMIC Trust 2020-DNA2, 1M Libor + 2.50%, 144A	2.648	2/25/2050	26,004,675
2,849,698	Freddie Mac STACR REMIC Trust 2020-DNA2, 1M Libor + 0.75%, 144A	0.898	2/25/2050	2,856,819
5,750,000	Freddie Mac STACR REMIC Trust 2020-DNA4, 1M Libor + 10.00%, 144A	10.148	8/25/2050	6,979,650
1,100,000	Freddie Mac STACR REMIC Trust 2020-HQA1, 1M Libor + 5.10%, 144A	5.248	1/25/2050	1,019,802
7,250,000	Freddie Mac STACR REMIC Trust 2020-HQA1, 1M Libor + 2.35%, 144A	2.498	1/25/2050	7,132,496
5,000,000	Freddie Mac STACR REMIC Trust 2020-HQA1, 1M Libor + 1.90%, 144A	2.048	1/25/2050	5,002,942
1,000,000	Freddie Mac STACR REMIC Trust 2020-HQA2, 1M Libor + 7.60%, 144A	7.748	3/25/2050	950,331
23,000,000	Freddie Mac STACR REMIC Trust 2020-HQA2, 1M Libor + 3.10%, 144A	3.248	3/25/2050	23,307,266
5,250,000	Freddie Mac STACR REMIC Trust 2020-HQA4, 1M Libor + 9.40%, 144A	9.548	9/25/2050	6,055,950
4,500,000	Freddie Mac STACR REMIC Trust 2020-HQA4, 1M Libor + 5.25%, 144A	5.398	9/25/2050	4,733,062
3,000,000	Freddie Mac STACR REMIC Trust 2020-HQA4, 1M Libor + 3.15%, 144A	3.298	9/25/2050	3,043,266
1,773,388	Freddie Mac STACR Trust 2019-DNA1, 1M Libor + 2.65%	2.798	1/25/2049	1,777,015
2,000,000	Freddie Mac STACR Trust 2019-DNA2, 1M Libor + 10.50%	10.648	3/25/2049	2,167,209
1,500,000	Freddie Mac STACR Trust 2019-DNA3, 1M Libor + 3.25%	3.398	7/25/2049	1,519,332
6,506,342	Freddie Mac STACR Trust 2019-DNA3, 1M Libor + 2.05%	2.198	7/25/2049	6,496,568
7,617,574	Freddie Mac STACR Trust 2019-HQA2, 1M Libor + 2.05%	2.198	4/25/2049	7,542,050
8,762,415	Freddie Mac Structured Agency Credit Risk Debt Notes, 1M Libor + 2.30%	2.448	9/25/2030	8,769,095
1,421,322	Fremont Home Loan Trust 2004-3, 1M Libor + 1.88%	2.023	11/25/2034	1,208,207
3,085,111	Fremont Home Loan Trust 2004-4, 1M Libor + 1.50%	1.648	3/25/2035	1,535,047
1,524,417	Fremont Home Loan Trust 2004-4, 1M Libor + 1.43%	1.573	3/25/2035	1,293,107
375,966	Fremont Home Loan Trust 2004-4, 1M Libor + 0.92%	1.063	3/25/2035	325,502
934,690	Fremont Home Loan Trust 2004-D, 1M Libor + 0.95%	1.093	11/25/2034	871,169
5,818,559	Fremont Home Loan Trust 2005-1, 1M Libor + 1.80%, 144A	1.948	6/25/2035	1,948,001
12,370,598	Fremont Home Loan Trust 2005-2, 1M Libor + 0.98%	1.123	6/25/2035	8,744,384
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 92.8% (Continued)
6,006,170	Fremont Home Loan Trust 2005-A, 1M Libor + 1.05%	1.198	1/25/2035	$ 4,210,423
4,286,167	Fremont Home Loan Trust 2005-C, 1M Libor + 0.99%	1.138	7/25/2035	2,532,398
3,972,000	Fremont Home Loan Trust 2005-E, 1M Libor + 0.99%	0.823	1/25/2036	3,446,448
8,798,043	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1M Libor + 0.69%	0.838	10/25/2035	7,879,037
2,123,180	GreenPoint Mortgage Funding Trust 2005-HY1, 1M Libor + 0.59%	1.033	7/25/2035	1,717,307
2,779,036	GreenPoint Mortgage Funding Trust Series 2006-AR4, 1M Libor + 0.32%	0.468	9/25/2046	2,413,348
4,921,981	GSAA Home Equity Trust 2004-8, 1M Libor + 1.73%	1.873	9/25/2034	4,458,893
4,045,938	GSAA Home Equity Trust 2004-11, 1M Libor + 1.43%	1.573	12/25/2034	3,456,740
9,305,000	GSAA Home Equity Trust 2005-4, 1M Libor + 1.05%	1.198	3/25/2035	9,161,214
1,663,870	GSAA Home Equity Trust 2005-5, 1M Libor + 2.55%	2.698	2/25/2035	1,233,218
4,830,733	GSAA Home Equity Trust 2005-8, 1M Libor + 0.52%	0.928	6/25/2035	3,778,029
9,491,436	GSAA Trust, 1M Libor + 0.57%	1.303	6/25/2035	6,486,382
19,704,373	GSAA Trust, 1M Libor + 0.77%	0.718	12/25/2035	15,991,094
465,721	GSAMP Trust 2004-NC2, 1M Libor + 3.38%, 144A	3.523	10/25/2034	362,588
4,346,026	GSAMP Trust 2005-AHL2, 1M Libor + 0.44%	0.588	12/25/2035	3,156,168
13,226,000	GSAMP Trust 2005-HE4, 1M Libor + 0.95%	1.093	7/25/2045	10,153,711
5,403,098	GSAMP Trust 2005-HE5, 1M Libor + 0.70%	1.198	11/25/2035	2,893,770
7,798,965	GSAMP Trust 2005-WMC3, 1M Libor + 0.70%	0.823	12/25/2035	6,867,148
32,423,053	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	0.568	5/25/2046	28,144,536
7,095,895	GSAMP Trust 2006-HE5, 1M Libor + 0.30%	0.448	8/25/2036	5,922,920
5,631,925	GSAMP Trust 2006-HE8, 1M Libor + 0.25%	0.398	1/25/2037	3,509,727
2,031,630	GSAMP Trust 2006-SD2, 1M Libor + 0.47%, 144A	0.853	5/25/2046	1,440,548
3,000,000	GSAMP Trust 2007-HSBC1, 1M Libor + 2.25%	2.398	2/25/2047	3,130,691
13,901	GSR Mortgage Loan Trust 2005-7F, 1M Libor + 0.50%	0.648	9/25/2035	13,217
1,869,342	GSRPM Mortgage Loan Trust 2003-1, 1M Libor +4.50%	4.648	1/25/2032	1,832,375
3,292,161	GSRPM Mortgage Loan Trust 2007-1, 1M Libor + 0.40%, 144A	0.548	10/25/2046	3,075,481
1,754,151	GSRPM Mortgage Loan Trust Series 2002-1, 1M Libor + 1.95%, 144A	2.098	11/25/2031	1,759,816
1,045,994	GSRPM Mortgage Loan Trust Series 2004-1, 1M Libor + 3.50%, 144A	3.648	9/25/2042	922,364
2,129,304	HarborView Mortgage Loan Trust 2005-11, 1M Libor + 0.76%	0.912	8/19/2045	1,969,697
2,016,362	HarborView Mortgage Loan Trust 2005-15, 1M Libor + 0.37%	0.892	10/20/2045	1,497,094
1,314,392	HarborView Mortgage Loan Trust 2006-12, 1M Libor + 0.25%	0.402	1/19/2038	1,046,577
1,772,603	Home Equity Asset Trust, 1M Libor + 2.17%	2.318	2/25/2034	1,675,331
4,938,025	Home Equity Asset Trust, 1M Libor + 1.25%	1.393	5/25/2035	4,555,743
2,268,454	Home Equity Asset Trust 2005-6, 1M Libor + 0.71%	0.858	12/25/2035	3,077,437
11,720,784	Home Equity Asset Trust 2005-7, 1M Libor + 0.50%	0.648	1/25/2036	10,099,228
9,620,399	Home Equity Asset Trust 2005-8, 1M Libor + 0.47%	0.618	2/25/2036	9,896,000
8,725,086	Home Equity Asset Trust 2005-9, 1M Libor + 0.44%	0.588	4/25/2036	8,123,676
6,947,232	Home Equity Asset Trust 2006-1, 1M Libor + 0.62%	0.768	4/25/2036	6,618,008
8,057,481	Home Equity Asset Trust 2006-4, 1M Libor + 0.32%	0.468	8/25/2036	8,395,365
9,000,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 1M Libor + 1.95%	2.098	3/25/2035	8,704,449
6,475,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 1M Libor + 1.80%	1.948	8/25/2035	5,197,560
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1M Libor + 0.61%	1.063	10/25/2035	6,654,336
15,915,368	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.47%	0.853	3/25/2036	10,957,963
7,441,117	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A, 1M Libor + 0.40%	0.748	3/25/2036	4,910,322
16,666,895	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-B, 1M Libor + 0.36%	0.688	6/25/2036	13,849,972
4,331,020	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-C, 1M Libor + 0.29%	0.438	8/25/2036	3,463,907
885,531	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, (A)	6.537	11/25/2030	926,873
4,703,389	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-A, 1M Libor + 2.33%	2.473	7/25/2034	4,013,108
11,599,999	HSI Asset Securitization Corp Trust 2005-OPT1, 1M Libor + 0.68%	0.823	11/25/2035	10,084,592
13,243,000	HSI Asset Securitization Corp Trust 2006-OPT1, 1M Libor + 0.54%	0.688	12/25/2035	10,103,547
2,106,800	HSI Asset Securitization Corp Trust 2006-OPT4, 1M Libor + 0.31%	0.458	3/25/2036	1,867,879
460,867	Impac CMB Trust Series 2004-10, 1M Libor + 0.86%	1.003	3/25/2035	402,231
30,345	IndyMac INDX Mortgage Loan Trust 2004-AR6, (A)	3.300	10/25/2034	29,738
773,291	IXIS Real Estate Capital Trust 2005-HE2, 1M Libor + 1.04%	1.183	9/25/2035	507,745
8,000,000	JP Morgan Mortgage Acquisition Corp 2005-FLD1, 1M Libor + 1.80%	1.948	7/25/2035	7,466,665
8,784,113	JP Morgan Mortgage Acquisition Corp 2005-OPT1, 1M Libor + 1.07%	1.213	6/25/2035	7,670,092
16,317,000	JP Morgan Mortgage Acquisition Corp 2006-FRE1, 1M Libor + 0.43%	0.578	5/25/2035	12,205,496
12,759,465	JP Morgan Mortgage Acquisition Trust 2006-ACC1, 1M Libor + 0.32%	0.468	5/25/2036	8,444,379
4,718,618	JP Morgan Mortgage Acquisition Trust 2006-CH1, 1M Libor + 1.80%	1.948	7/25/2036	4,005,667
2,571,214	JP Morgan Mortgage Acquisition Trust 2006-CW1, 1M Libor + 0.30%	0.598	5/25/2036	2,478,157
10,415,425	JP Morgan Mortgage Acquisition Trust 2006-NC1, 1M Libor + 0.34%	0.488	4/25/2036	7,831,717
4,443,332	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.75%	0.898	1/25/2037	3,811,816
7,553,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.60%	0.748	1/25/2037	6,150,312
5,706,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.53%	0.678	1/25/2037	5,223,056
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 92.8% (Continued)
11,493,416	JP Morgan Mortgage Acquisition Trust 2007-CH3, 1M Libor + 0.37%	0.518	3/25/2037	$ 8,684,027
16,788,000	JP Morgan Mortgage Acquisition Trust 2007-CH4, 1M Libor + 0.29%	0.438	5/25/2037	12,871,633
4,500,000	JP Morgan Mortgage Acquisition Trust 2007-CH5, 1M Libor + 0.28%	0.428	6/25/2037	3,866,213
3,775,845	JP Morgan Mortgage Acquisition Trust 2007-HE1, 1M Libor + 0.26%	0.408	3/25/2047	2,984,645
2,220,154	Long Beach Mortgage Loan Trust 2003-1, 1M Libor + 6.00%	6.148	3/25/2033	2,943,449
1,094,272	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	1.948	9/25/2034	1,132,539
11,143,498	Long Beach Mortgage Loan Trust 2005-3, 1M Libor + 0.71%	0.853	8/25/2045	10,873,771
924,120	MAFI II Remic Trust 1998-A, 144A	6.000	2/20/2027	822,998
847,820	MASTR Adjustable Rate Mortgages Trust 2004-5, (A)	3.274	7/25/2034	619,242
726,275	MASTR Alternative Loan Trust 2002-2 (A)	7.101	10/25/2032	73,540
1,721,832	Mastr Asset Backed Securities Trust 2003-OPT2, 1M Libor + 5.78%	5.923	5/25/2033	1,456,022
1,575,958	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 1.80%	1.948	10/25/2034	1,834,128
404,508	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 2.30%	2.443	12/25/2034	685,489
6,555,042	Mastr Asset Backed Securities Trust 2006-AM3, 1M Libor + 0.26%	0.408	10/25/2036	5,090,909
3,785,525	Mastr Asset Backed Securities Trust 2007-HE1, 1M Libor + 0.30%	0.448	5/25/2037	2,699,780
901,537	Mastr Specialized Loan Trust, 1M Libor + 1.75%, 144A	2.700	7/25/2035	928,635
1,422,541	Mastr Specialized Loan Trust, 1M Libor + 1.25%, 144A	1.398	11/25/2035	859,022
6,432,305	Mastr Specialized Loan Trust, 1M Libor + 1.60%, 144A	2.548	1/25/2036	4,032,545
2,900,246	Mastr Specialized Loan Trust, 1M Libor + 0.65%, 144A	1.123	1/25/2036	2,844,543
1,265,803	Meritage Mortgage Loan Trust 2004-2, 1M Libor + 1.73%	1.873	1/25/2035	950,755
4,849,984	Meritage Mortgage Loan Trust 2005-2, 1M Libor + 0.80%	0.943	11/25/2035	4,607,568
15,941,580	Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-H1, 1M Libor + 0.80%	1.898	10/25/2037	14,141,454
3,484,518	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 1M Libor + 3.45%	3.598	9/25/2032	3,474,707
22,738	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 12M Libor + 1.63%	1.956	12/25/2032	22,172
142,575	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 6M Libor + 1.50%	1.757	2/25/2033	140,347
697,033	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 1M Libor + 2.18%	2.323	7/25/2034	683,121
2,847,836	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 1M Libor + 2.03%	2.173	6/25/2035	2,658,065
1,504,514	Merrill Lynch Mortgage Investors Trust Series 2004-WMC1, 1M Libor + 2.40%	2.548	10/25/2034	1,546,809
5,792,111	Merrill Lynch Mortgage Investors Trust Series 2005-AR1, 1M Libor +1.01%	1.153	6/25/2036	5,460,086
8,964,985	Merrill Lynch Mortgage Investors Trust Series 2005-WMC2, 1M Libor + 1.05%	1.198	4/25/2036	8,840,425
6,759,000	Merrill Lynch Mortgage Investors Trust Series 2006-HE1, 1M Libor + 0.40%	0.748	12/25/2036	6,241,233
6,516,767	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, 1M Libor + 0.32%	0.468	3/25/2037	6,010,303
383,464	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, 1M Libor + 1.01%	1.153	3/25/2030	302,081
4,098,224	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1, (A)	2.621	2/25/2036	2,918,230
4,173,609	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.88%	2.023	11/25/2034	3,548,248
689,927	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	1.723	11/25/2034	635,724
1,459,832	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 1M Libor + 5.25%	5.398	7/25/2034	1,448,946
293,209	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.65%	1.798	1/25/2035	21,492
1,932,721	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.35%	1.498	1/25/2035	1,834,910
13,189,291	Morgan Stanley ABS Capital I Inc Trust 2005-HE4, 1M Libor + 0.89%	1.033	7/25/2035	11,348,522
1,884,780	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	1.123	2/25/2035	1,402,281
4,266,947	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, 1M Libor + 1.07%	1.213	3/25/2035	3,497,814
5,737,689	Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, 1M Libor + 1.80%	1.948	6/25/2035	1,891,216
2,687,745	Morgan Stanley ABS Capital I Inc Trust 2005-WMC6, 1M Libor + 1.07%	1.213	7/25/2035	2,190,866
10,465,799	Morgan Stanley ABS Capital I Inc Trust 2006-NC1, 1M Libor + 0.42%	0.778	12/25/2035	8,735,338
3,683,627	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	0.718	12/25/2035	3,248,930
1,793,651	Morgan Stanley ABS Capital I Inc Trust 2007-HE6, 1M Libor + 0.26%	0.408	5/25/2037	4,452,778
11,514,161	Morgan Stanley ABS Capital I Inc Trust 2007-HE6, 1M Libor + 0.25%	0.398	5/25/2037	10,162,470
10,150,900	Morgan Stanley Capital I Inc Trust 2006-HE1, 1M Libor + 0.37%	0.703	1/25/2036	8,755,017
1,642,790	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 1M Libor + 5.63%	5.773	2/25/2033	1,633,593
5,308,259	Morgan Stanley Home Equity Loan Trust 2005-2, 1M Libor + 1.07%	1.213	5/25/2035	4,055,590
93,251	Morgan Stanley Mortgage Loan Trust 2004-7AR, (A)	2.924	9/25/2034	91,652
1,500,000	Multifamily Connecticut Avenue Securities Trust 2019-01, 1M Libor + 5.50%, 144A	5.648	10/15/2049	1,304,693
6,000,000	Multifamily Connecticut Avenue Securities Trust 2019-01, 1M Libor + 3.25%, 144A	3.398	10/15/2049	5,639,467
5,483,000	Nationstar Home Equity Loan Trust 2006-B, 1M Libor + 0.37%	0.518	9/25/2036	4,918,991
7,281,065	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.37%	0.518	3/25/2037	7,189,393
5,843,392	Nationstar Home Equity Loan Trust 2007-B, 1M Libor + 0.47%	0.618	4/25/2037	5,133,975
7,204,000	Nationstar Home Equity Loan Trust 2007-1, 1M Libor + 0.41%	0.558	4/25/2037	6,564,428
18,463,000	Nationstar Home Equity Loan Trust 2007-C, 1M Libor + 0.25%	0.398	6/25/2037	15,349,389
877,119	New Century Home Equity Loan Trust, (A)	5.650	8/25/2034	864,711
6,591,865	New Century Home Equity Loan Trust 2004-4, 1M Libor + 1.43%	1.573	2/25/2035	4,609,435
2,019,256	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.20%	1.348	3/25/2035	1,647,312
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 92.8% (Continued)
3,680,603	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.31%	0.458	8/25/2036	$ 3,052,026
198,609	New Century Home Equity Loan Trust Series 2003-5, 1M Libor + 0.80%	0.948	11/25/2033	183,336
38,580,213	New Century Home Equity Loan Trust Series 2005-B, 1M Libor + 0.49%	0.883	10/25/2035	33,663,658
16,207,343	New Century Home Equity Loan Trust Series 2005-C, 1M Libor + 0.45%	0.598	12/25/2035	13,593,030
10,390,000	New Century Home Equity Loan Trust Series 2005-D, 1M Libor + 0.47%	0.618	2/25/2036	8,651,537
19,918,000	Newcastle Mortgage Securities Trust 2007-1, 1M Libor + 0.50%	0.648	4/25/2037	16,008,121
16,801	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	7.000	4/25/2033	17,400
11,575	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	6.000	5/25/2033	11,841
4,750,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-HE1, 1M Libor + 1.08%	1.228	9/25/2035	3,946,833
21,389,254	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE3, 1M Libor + 0.30%	0.448	7/25/2036	13,914,156
1,281,237	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-WF1, 1M Libor + 0.37%	0.703	3/25/2036	1,203,272
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1, 1M Libor + 3.00%	3.148	5/25/2033	2,788,856
10,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	2.698	3/25/2035	9,693,456
15,279,100	NovaStar Mortgage Funding Trust Series 2007-2, 1M Libor + 0.30%	0.448	9/25/2037	13,172,742
5,931,281	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, 1M Libor + 0.43%	0.793	12/25/2035	6,072,449
2,016,244	Option One Mortgage Loan Trust 2005-3, 1M Libor + 1.01%	1.153	8/25/2035	666,701
9,540,000	Option One Mortgage Loan Trust 2005-3, 1M Libor + 0.93%	1.078	8/25/2035	8,407,158
3,284,061	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1M Libor + 0.90%	1.048	11/25/2035	3,047,816
2,160,946	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1M Libor + 0.58%	1.018	12/25/2035	1,501,258
52,147,000	Option One Mortgage Loan Trust 2006-1, 1M Libor + 0.38%	0.528	1/25/2036	39,734,387
12,297,702	Option One Mortgage Loan Trust 2007-CP1, 1M Libor + 0.30%	0.448	3/25/2037	8,028,041
341,766	Ownit Mortgage Loan Trust Series 2005-1, 1M Libor + 1.17%	1.318	9/25/2035	300,840
9,686,826	Ownit Mortgage Loan Trust Series 2005-4, 1M Libor + 0.55%	0.973	8/25/2036	9,096,533
2,609,127	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 1M Libor + 1.73%	1.873	10/25/2034	1,893,303
16,258,951	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, 1M Libor + 2.10%	2.248	12/25/2034	15,422,664
1,235,608	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2, 1M Libor + 2.93%	3.073	10/25/2034	516,877
6,346,905	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2, 1M Libor + 2.18%	2.323	10/25/2034	5,410,659
2,840,748	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ2, 1M Libor + 2.63%	2.773	2/25/2035	2,419,580
7,333,569	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ2, 1M Libor + 1.95%	2.098	2/25/2035	6,584,618
3,099,568	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WWF, 1M Libor + 2.03%	2.173	12/25/2034	2,960,696
3,456,985	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 1.02%	1.168	7/25/2035	2,661,536
2,310,000	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 0.98%	1.123	7/25/2035	2,000,267
20,993,774	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.64%	1.108	8/25/2035	16,685,998
7,448,545	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ1, 1M Libor + 1.88%	2.023	3/25/2035	5,222,337
3,060,881	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ3, 1M Libor + 1.80%	1.948	6/25/2035	3,112,489
15,609,895	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ4, 1M Libor + 0.61%	1.063	9/25/2035	13,017,734
3,370,273	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	1.138	9/25/2035	2,714,339
2,125,000	Popular ABS Mortgage Pass-Through Trust 2005-C, 1M Libor + 0.70%	1.198	11/25/2035	1,947,262
6,673,607	Popular ABS Mortgage Pass-Through Trust 2006-B, 1M Libor + 0.50%	0.898	5/25/2036	4,764,149
8,273,383	Popular ABS Mortgage Pass-Through Trust 2007-A, 1M Libor + 0.31%	0.458	6/25/2047	6,375,352
6,000,000	Quest Trust, 1M Libor + 3.53%, 144A	3.673	9/25/2034	5,213,257
5,984,900	Quest Trust, 1M Libor + 3.38%, 144A	3.523	3/25/2035	5,951,673
8,674,000	RAAC Series 2006-RP1 Trust, 1M Libor + 1.85%	1.998	10/25/2045	8,825,024
4,450,531	RAAC Series 2006-RP2 Trust, 1M Libor + 1.25%, 144A	1.398	2/25/2037	2,930,126
4,638,000	RAAC Series 2006-RP4 Trust, 1M Libor + 2.00%	2.148	1/25/2046	4,094,639
1,854,020	RAAC Series 2007-SP1 Trust, 1M Libor + 1.00%	1.148	3/25/2037	1,501,699
14,146,368	RAAC Series 2007-SP3 Trust, 1M Libor + 2.25%	2.398	9/25/2047	10,501,984
2,196,533	RAMP Series 2005-EFC1 Trust, 1M Libor + 1.80%	1.948	5/25/2035	1,412,258
1,876,000	RAMP Series 2005-EFC3 Trust, 1M Libor + 1.12%	1.828	8/25/2035	1,806,021
11,363,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	1.198	9/25/2035	9,605,309
3,399,810	RAMP Series 2005-EFC6 Trust, 1M Libor + 0.95%	1.093	11/25/2035	2,020,261
2,731,767	RAMP Series 2005-RS1 Trust, 1M Libor + 1.20%	1.348	1/25/2035	2,504,519
3,118,630	RAMP Series 2005-RS8 Trust, 1M Libor + 0.60%	1.048	9/25/2035	2,557,974
8,343,481	RAMP Series 2006-EFC1 Trust, 1M Libor + 0.54%	0.958	2/25/2036	7,659,430
4,490,000	RAMP Series 2006-NC1 Trust, 1M Libor + 0.40%	0.748	1/25/2036	3,713,553
15,144,555	RAMP Series 2006-NC3 Trust, 1M Libor + 0.36%	0.688	3/25/2036	12,627,090
2,275,880	RAMP Series 2006-RS1 Trust, 1M Libor + 0.41%	0.763	1/25/2036	1,597,740
3,375,020	RAMP Series 2006-RS4 Trust, 1M Libor + 0.38%	0.718	7/25/2036	2,771,925
7,542,701	RAMP Series 2006-RZ3 Trust, 1M Libor + 0.38%	0.528	8/25/2036	6,856,525
15,138,807	RAMP Series 2006-RZ4 Trust, 1M Libor + 0.38%	0.528	10/25/2036	12,003,969
8,060,000	RAMP Series 2006-RZ4 Trust, 1M Libor + 0.35%	0.498	10/25/2036	7,508,549
11,499,433	RAMP Series 2006-RZ5 Trust, 1M Libor + 0.36%	0.508	8/25/2046	10,847,421

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 92.8% (Continued)
3,282,616	RASC Series 2004-KS6 Trust, 1M Libor + 1.77%	1.918	7/25/2034	$ 2,938,574
13,182,907	RASC Series 2005-AHL3 Trust, 1M Libor + 0.44%	0.808	11/25/2035	9,294,412
1,713,340	RASC Series 2005-EMX1 Trust, 1M Libor + 4.50%, 144A	4.648	3/25/2035	1,567,820
2,605,571	RASC Series 2005-EMX3 Trust, 1M Libor + 0.72%	1.228	9/25/2035	1,971,284
1,323,823	RASC Series 2005-KS1 Trust, 1M Libor + 1.88%	2.023	2/25/2035	1,200,080
1,348,941	RASC Series 2005-KS2 Trust, 1M Libor + 1.16%	1.303	3/25/2035	1,296,573
1,441,964	RASC Series 2005-KS6 Trust, 1M Libor + 2.55%	2.698	7/25/2035	1,359,897
2,348,275	RASC Series 2005-KS9 Trust, 1M Libor + 1.25%	2.023	10/25/2035	1,559,377
5,876,476	RASC Series 2005-KS12 Trust, 1M Libor + 0.67%	1.153	1/25/2036	5,091,882
2,753,237	RASC Series 2006-EMX1 Trust, 1M Libor + 0.47%	0.853	1/25/2036	1,648,002
8,311,242	RASC Series 2006-EMX2 Trust, 1M Libor + 0.42%	0.778	2/25/2036	5,739,648
8,777,997	RASC Series 2006-EMX3 Trust, 1M Libor + 0.33%	0.643	4/25/2036	6,823,169
8,888,691	RASC Series 2006-EMX4 Trust, 1M Libor + 0.28%	0.568	6/25/2036	6,950,313
7,326,382	RASC Series 2006-KS1 Trust, 1M Libor + 0.53%	0.943	2/25/2036	6,378,001
4,981,141	RASC Series 2006-KS2 Trust, 1M Libor + 0.50%	0.898	3/25/2036	3,680,334
9,301,087	RASC Series 2006-KS4 Trust, 1M Libor + 0.30%	0.598	6/25/2036	7,927,199
17,352,899	RASC Series 2006-KS7 Trust, 1M Libor + 0.29%	0.448	9/25/2036	15,142,655
7,215,028	RASC Series 2006-KS8 Trust, 1M Libor + 0.29%	0.438	10/25/2036	6,429,298
16,074,000	RASC Series 2007-KS1 Trust, 1M Libor + 0.24%	0.388	1/25/2037	10,774,807
30,783,795	RASC Series 2007-KS2 Trust, 1M Libor + 0.26%	0.408	2/25/2037	26,403,193
2,103,456	Renaissance Home Equity Loan Trust 2002-1, 1M Libor + 2.93%	3.073	6/25/2032	1,782,763
1,335,987	Renaissance Home Equity Loan Trust 2003-2, 1M Libor + 2.25%	2.398	8/25/2032	1,260,728
454,954	Renaissance Home Equity Loan Trust 2003-2, (B)	4.418	8/25/2033	437,377
6,999,243	Renaissance Home Equity Loan Trust 2004-3, (B)	5.284	11/25/2034	7,025,339
12,749,225	Renaissance Home Equity Loan Trust 2005-1, (B)	5.405	5/25/2035	2,633,468
8,327,882	Renaissance Home Equity Loan Trust 2005-2, (B)	5.101	8/25/2035	2,465,228
124,906	RFMSI Series 2005-SA1 Trust, (A)	2.597	3/25/2035	74,020
213,588	SASCO Mortgage Loan Trust 2003-GEL1, 1M Libor + 4.50%	4.648	10/25/2033	179,577
2,309,753	Saxon Asset Securities Trust 2004-2, (B)	6.000	8/25/2035	2,017,303
2,149,653	Saxon Asset Securities Trust 2005-2, 1M Libor + 0.71%	0.853	10/25/2035	1,906,267
4,415,276	Saxon Asset Securities Trust 2005-4, 1M Libor + 0.62%	1.078	11/25/2037	3,027,216
11,128,648	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.32%	0.468	9/25/2036	9,252,423
11,065,000	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.30%	0.448	9/25/2036	10,182,834
4,250,343	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.90%	1.048	9/25/2047	2,781,681
36,690,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	0.948	9/25/2047	30,617,295
21,892,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	0.948	9/25/2047	17,810,423
10,935,000	Saxon Asset Securities Trust 2007-4,1M Libor + 3.00%, 144A	3.148	12/25/2037	5,711,720
7,000,000	Seasoned Credit Risk Transfer Trust Series 2020-2 (A)	4.250	11/25/2059	7,032,717
521,482	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 1M Libor + 1.83%	1.978	1/25/2035	539,957
8,664,453	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.67%	1.153	10/25/2035	4,842,452
6,301,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.64%	1.108	10/25/2035	5,194,636
6,218,634	Securitized Asset Backed Receivables LLC Trust 2006-FR1, 1M Libor + 0.60%	0.748	11/25/2035	5,480,859
277,374	Security National Mortgage Loan Trust 2005-1, 1M Libor + 0.40%,144A	0.548	2/25/2035	276,438
1,500,000	Security National Mortgage Loan Trust 2005-2, 144A (A)	6.871	2/25/2035	1,249,154
14,867,153	Sequoia Mortgage Trust 2004-10 (A)	0.694	11/20/2034	201,239
1,275,443	Sequoia Mortgage Trust 2004-10, 1M Libor + 0.75%	0.902	11/20/2034	1,061,172
5,879,000	SG Mortgage Securities Trust 2005-OPT1, 1M Libor + 0.59%	1.033	10/25/2035	5,184,632
2,747,236	Soundview Home Loan Trust 2005-1, 1M Libor + 1.95%	2.098	4/25/2035	2,839,405
2,454,505	Soundview Home Loan Trust 2005-3, 1M Libor + 0.99%	1.138	6/25/2035	2,479,889
1,306,589	Soundview Home Loan Trust 2005-A, 1M Libor + 1.35%	1.498	4/25/2035	1,355,988
5,321,456	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 1.05%	1.198	6/25/2035	2,221,914
4,542,879	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 0.83%	0.973	6/25/2035	3,963,606
5,708,590	Soundview Home Loan Trust 2005-OPT2, 1M Libor + 1.13%	1.273	8/25/2035	2,874,252
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1M Libor + 0.98%	1.123	8/25/2035	7,230,316
1,787,500	Soundview Home Loan Trust 2005-OPT3, 1M Libor + 0.68%	0.828	11/25/2035	1,073,761
6,579,520	Soundview Home Loan Trust 2005-OPT4, 1M Libor + 0.55%	0.973	12/25/2035	3,652,712
9,250,416	Soundview Home Loan Trust 2006-1, 1M Libor + 0.41%	0.763	2/25/2036	6,836,809
25,978,233	Soundview Home Loan Trust 2006-EQ1, 1M Libor + 0.25%	0.398	10/25/2036	26,436,780
55,909,579	Soundview Home Loan Trust 2006-OPT2, 1M Libor + 0.30%	0.448	5/25/2036	50,129,440
8,781,093	Soundview Home Loan Trust 2006-OPT3, 1M Libor + 0.31%	0.458	6/25/2036	7,965,874
10,811,348	Soundview Home Loan Trust 2006-OPT4, 1M Libor + 0.28%	0.568	6/25/2036	10,278,029
51,688,682	Soundview Home Loan Trust 2006-OPT5, 1M Libor + 0.25%	0.398	7/25/2036	47,897,725
AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 92.8% (Continued)
16,000,000	Soundview Home Loan Trust 2006-OPT5, 1M Libor + 0.24%	0.388	7/25/2036	$ 14,380,987
4,210,678	Specialty Underwriting & Residential Finance Trust Series 2005-BC3, 1M Libor + 0.98%	1.123	6/25/2036	3,307,767
5,007,477	Specialty Underwriting & Residential Finance Trust Series 2006-AB1, 1M Libor + 0.59%	0.733	12/25/2036	5,160,927
8,500,000	STACR Trust 2018-HRP1, 1M Libor + 3.75%, 144A	3.898	4/25/2043	8,540,636
2,400,000	STACR Trust 2018-HRP2, 1M Libor + 10.50%	10.648	2/25/2047	2,641,360
4,000,000	STACR Trust 2018-HRP2, 1M Libor + 4.20%	4.348	2/25/2047	4,089,891
10,000,000	STACR Trust 2018-HRP2, 1M Libor + 2.40%	2.548	2/25/2047	10,058,102
3,130,599	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.73%	1.873	12/25/2034	2,650,347
25,570,000	Structured Asset Investment Loan Trust 2005-4, 1M Libor + 0.98%	1.123	5/25/2035	23,080,855
12,437,344	Structured Asset Investment Loan Trust 2005-5, 1M Libor + 0.98%	1.123	6/25/2035	12,213,573
10,486,622	Structured Asset Investment Loan Trust 2005-6, 1M Libor + 0.98%	1.123	7/25/2035	8,572,660
8,999,203	Structured Asset Investment Loan Trust 2005-8, 1M Libor + 0.75%	0.898	10/25/2035	8,451,803
3,022,833	Structured Asset Investment Loan Trust 2005-HE2, 1M Libor + 0.78%	0.928	7/25/2035	2,498,053
1,958,275	Structured Asset Investment Loan Trust 2005-HE3, 1M Libor + 0.80%	0.943	9/25/2035	1,891,365
8,828,000	Structured Asset Investment Loan Trust 2005-HE3, 1M Libor + 0.74%	0.883	9/25/2035	8,069,294
175,452	Structured Asset Mortgage Investments II Trust 2004-AR5, (A)	2.375	10/19/2034	167,910
2,799,654	Structured Asset Mortgage Investments II Trust 2004-AR5, 1M Libor + 0.50%	0.902	7/19/2035	2,595,022
1,705,441	Structured Asset Mortgage Investments Trust 2002-AR4, 1M Libor + 0.83%	0.977	2/19/2033	1,353,637
2,460,330	Structured Asset Securities Corp 2005-NC1, 1M Libor + 1.30%	2.098	2/25/2035	2,215,143
1,982,949	Structured Asset Securities Corp 2005-RMS1, 1M Libor + 0.75%	0.898	2/25/2035	1,780,971
478,047	Structured Asset Securities Corp 2005-WF1, 1M Libor + 1.91%	2.053	2/25/2035	466,058
3,392,722	Structured Asset Securities Corp Mortgage Loan Trust 2005-NC2, 1M Libor + 1.05%	1.198	5/25/2035	2,950,741
1,876,560	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 1M Libor + 3.75%, 144A	3.898	7/25/2035	1,721,577
9,415,856	Structured Asset Securities Corp Mortgage Loan Trust 2006-W1, 1M Libor + 0.30%, 144A	0.448	8/25/2046	8,065,713
6,876,000	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1, 1M Libor + 0.95%	1.573	2/25/2036	5,011,489
5,875,057	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC1, 1M Libor + 0.23%	0.378	2/25/2037	5,733,029
7,000,000	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC3, 1M Libor + 0.30%	0.448	5/25/2047	5,920,784
6,246,184	Structured Asset Securities Corp Trust 2005-AR1, 1M Libor + 0.50%	0.898	9/25/2035	5,749,738
7,793,006	Terwin Mortgage Trust 2006-1, 1M Libor + 0.49%, 144A	0.883	1/25/2037	6,366,971
10,829,018	Terwin Mortgage Trust 2006-5, 1M Libor + 0.36%, 144A	0.508	7/25/2037	8,916,663
7,425,000	Terwin Mortgage Trust 2006-7, 1M Libor + 0.27%, 144A	0.688	7/25/2037	5,524,894
5,740,000	Terwin Mortgage Trust 2007-QHL1, 1M Libor + 1.50%, 144A	1.648	10/25/2038	5,361,130
2,997,346	Terwin Mortgage Trust Series TMTS 2005-6HE, 1M Libor + 1.20%	1.348	4/25/2036	2,925,999
477,858	Thornburg Mortgage Securities Trust 2004-2, 1M Libor + 1.00%	1.148	6/25/2044	369,615
757,000	Truman Capital Mortgage Loan Trust, 1M Libor + 3.50%, 144A	3.648	3/25/2037	791,092
172,211	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1M Libor + 1.25%	1.753	11/25/2042	168,124
959,087	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust (A)	2.570	10/25/2033	848,366
2,331,083	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE1 Trust, 1M Libor + 0.36%	0.688	4/25/2036	1,459,157
7,063,575	Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust, 1M Libor + 0.45%	0.823	5/25/2036	5,414,078
10,405,775	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust, 1M Libor + 0.35%	0.498	7/25/2036	8,649,140
12,144,843	Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, 1M Libor + 0.27%	0.418	1/25/2037	11,450,389
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,627,869,691)			3,129,472,445

	REAL ESTATE INVESTMENT TRUSTS - 1.2%
697,924	American Homes 4 Rent			20,937,720
624,144	Invitation Homes, Inc.			18,537,077
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $31,462,544)			39,474,797

	TOTAL INVESTMENTS - 98.6% (Cost $2,816,420,613)			$ 3,322,939,414
	OTHER ASSETS LESS LIABILITIES - 1.4%			47,245,001
	TOTAL NET ASSETS - 100.0%			$ 3,370,184,415

** Illiquid security. Total illiquid securities represents 0.07% of net assets as of December 31, 2020.
^ Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.
(A) Variable rate security.
(B) STEP Coupon Bond.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2020, 144A securities amounted to $433,190,980 or 12.85% of net assets.

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Security Classifications +	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Asset Backed Securities	$ -	$ -	$ 2,455,422	$ 2,455,422
Exchange Traded Funds	151,536,750	-	-	151,536,750
Non-Agency Residential Mortgage Backed Securities	-	3,129,472,445	-	3,129,472,445
Real Estate Investment Trusts (REIT)	39,474,797	-	-	39,474,797
Total	$ 191,011,547	$ 3,129,472,445	$ 2,455,422	$ 3,322,939,414

+ Refer to Portfolio of Investments for security classifications.
The following table summarizes the valuation techniques and significant unobservable inputs used for the AIOF’s investments that are categorized within Level 3 of the fair value hierarchy as of December 31, 2020:

Asset Backed Securities
Beginning Balance	$ 1,810,037
Total realized gain (loss)	-
Appreciation (Depreciation)	645,385
Cost of Purchases	-
Proceeds from Sales	-
Proceeds from Principal Paydowns	-
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ 2,455,422

Significant unobservable valuation inputs for Level 3 investments as of December 31, 2020, are as follows:

Significant unobservable valuation inputs for Level 3 investments as of December 31, 2020, are as follows:

	Valuation		Range of Inputs	Fair Value at
Assets (at fair value)	Technique	Unobservable Inputs	(Weighted Average)	December 31, 2020

Amur Finance VI LLC, 8.000% due 12/20/2024	Market Analysis	Market Data of Similar Companies	Average Daily Change	$ 2,455,422

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Data of Similar Companies	Increase	Decrease

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AlphaCentric Income Opportunities Fund	$ 2,816,878,800	$ 577,476,263	$ (71,415,649)	$ 506,060,614

AlphaCentric Premium Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares								Value
	MUTUAL FUND - 1.0%
	FIXED INCOME - 1.0%
72,538	AlphaCentric Income Opportunities Fund - Class I ** (Cost $800,060)							$ 800,092

		Contracts	Notional Amount	Exercise Price		Expiration		Value
PURCHASED CALL OPTIONS - 0.4%
S&P EMINI 3rd week		30	5,550,000	3,700		1/15/2021		126,900
S&P EMINI 3rd week		100	19,500,000	3,900		2/19/2021		152,000
S&P 500 EMINI		40	7,600,000	3,800		1/29/2021		89,800
TOTAL PURCHASED CALL OPTIONS (Cost $267,375)								368,700

			TOTAL PURCHASED OPTIONS (Cost $267,375)					368,700

Shares
	SHORT-TERM INVESTMENTS - 83.0%
	MONEY MARKET FUNDS - 70.5%
1,984,939	Fidelity Investments Money Market Funds - Government Portfolio - Class I, to yield 0.01% * #							1,984,939
56,182,801	First American Government Obligations Fund - Class U, to yield 0.07%							56,182,801
								58,167,740

Principal ($)
	U.S. GOVERNMENT TREASURY OBLIGATIONS ^ - 12.5%				Coupon Rate (%)		Maturity
900,000	United States Treasury Bill			0.000		3/25/2021		899,870
6,000,000	United States Treasury Bill #			0.000		5/20/2021		5,998,385
3,200,000	United States Treasury Bill #			0.000		7/15/2021		3,198,741
250,000	United States Treasury Bill #			0.000		8/12/2021		249,883
								10,346,879

	TOTAL SHORT- TERM INVESTMENTS (Cost $68,513,572)							68,514,619

	TOTAL INVESTMENTS - 84.4% (Cost $69,581,007)							$ 69,683,411
	SECURITIES SOLD SHORT - (0.0)% (Proceeds - $40,461)							(21,300)
	OPTIONS WRITTEN - (0.3) % (Proceeds $283,232)							(272,550)
	OTHER ASSETS LESS LIABILITIES - 15.9%							13,099,944
	NET ASSETS - 100%							$ 82,489,505

^ Zero Coupon Bonds.
# All or a portion of this investment is segregated as collateral for option contracts and future contracts.
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.
** Affiliated Security
AlphaCentric Premium Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares								Value
	SECURITY SOLD SHORT - (0.0)%
	EXCHANGE TRADED FUND - (0.0)%
	SPECIALTY - (0.0)%
2,000	ProShares Short VIX Short-Term Futures ETF (Proceeds $40,461)							$ 21,300
		Contracts	Notional Amount	Exercise Price		Expiration		Value
WRITTEN CALL OPTIONS - (0.3)%
EMINI SP M Week O		30	$ 5,760,000	3,840		1/4/2021		$ 525
EMINI SP W Week O		30	5,790,000	3,860		1/6/2021		1,800
S&P EMINI 2nd week		30	5,835,000	3,890		1/8/2021		1,575
S&P EMINI 3rd week		45	9,675,000	4,300		2/19/2021		2,025
S&P EMINI 3rd week		200	40,000,000	4,000		2/19/2021		113,000
S&P EMINI 3rd week		10	1,985,000	3,970		1/15/2021		675
S&P EMINI 3rd week		60	11,400,000	3,800		1/15/2021		74,100
S&P 500 EMINI		80	15,600,000	3,900		1/29/2021		52,000
Chicago Board Options Exchange VIX US		550	2,612,500	48		1/20/2021		20,625
TOTAL WRITTEN CALL OPTIONS (Proceeds $276,732)								266,325

WRITTEN PUT OPTIONS - (0.0)%
EMINI SP M Week O		30	5,160,000	3,440		1/4/2021		1,200
EMINI SP M Week O		30	5,062,500	3,375		1/6/2021		2,400
S&P EMINI 2nd week		30	4,950,000	3,300		1/8/2021		2,625
TOTAL WRITTEN PUT OPTIONS (Proceeds $6,500)								6,225

						TOTAL WRITTEN OPTIONS (Proceeds $283,233)		272,550

Open Long Future Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
65	CBOE VIX Future	Jan-21	$ 1,538,875	$ (38,875)
159	S&P 500 E-Mini Future	Mar-21	29,802,960	437,663
4	NASDAQ 100 E-Mini Future	Mar-21	1,030,840	23,180
Net Unrealized Appreciation from Open Long Futures Contracts				$ 421,968

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The value of the derivative instruments outstanding as of December 31, 2020, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales - Some Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which a Fund sells securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, a Fund must arrange through a broker to borrow the securities and, in so doing, a Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which a Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest a Fund is required to pay in connection with a short sale.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications + *	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Purchased Call Options	$ 368,700	$ -	$ -	$ 368,700
Money Market Funds	58,167,740	-	-	58,167,740
Mutual Fund	800,092	-	-	800,092
Unrealized Appreciation on Open Long Futures Contracts	421,968	-	-	421,968
United States Treasury Bills	-	10,346,879	-	10,346,879
Total	$ 59,758,500	$ 10,346,879	$ -	$ 70,105,379

Liabilities
Security Classifications + *	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Written Call Options	$ 266,325	$ -	$ -	$ 266,325
Written Put Options	6,225	-	-	6,225
Exchange Traded Fund - Short	21,300	$ -	$ -	21,300
Total	$ 293,850	$ -	$ -	$ 293,850

+ Refer to Portfolio of Investments for security classifications.
* Derivative instruments include cumulative net unrealized gain or loss on futures contracts open as of December 31, 2020.
Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AlphaCentric Premium Opportunity Fund	$ 69,774,256	$ 37,273	$ -	$ 37,273

AlphaCentric Robotics and Automation Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares		Value
	COMMON STOCKS - 94.8%
	AEROSPACE & DEFENSE - 2.6%
12,500	Aerovironment, Inc.*	$ 1,086,250

	BIOTECHNOLOGY & PHARMACEUTICALS - 3.3%
25,000	Bioxcel Therapeutics, Inc. * ^	1,155,000
20,000	Organovo Holdings, Inc. * ^	246,000
		1,401,000
	DIVERSIFIED INDUSTRIALS - 2.7%
12,500	Omron Corp.	1,113,855

	ELECTRICAL EQUIPMENT - 11.3%
25,000	Allied Motion Technologies, Inc.	1,277,500
10,000	Ametek, Inc.	1,209,400
25,000	CyberOptics Corp. *	567,250
7,500	Novanta, Inc. *	886,650
10,000	Renishaw PLC	787,364
		4,728,164
	INDUSTRIAL INTERMEDIATE PRODUCTION - 4.0%
50,000	Raven Industries, Inc.	1,654,500

	MACHINERY - 26.5%
50,000	ATS Automation Tooling Systems, Inc. *	877,159
100,000	Balyo SA *	169,829
11,000	Daifuku Co Ltd.	1,359,485
5,500	FANUC Corp.	1,350,961
1,000,000	FBR Ltd. *	34,724
25,000	GEA Group AG	895,639
15,000	Harmonic Drive Systems, Inc.	1,339,532
200,000	Hyulim ROBOT Company Ltd. *	319,433
5,000	Kardex AG	1,095,084
2,000	Keyence Corp.	1,123,541
250,000	Kraken Robotics, Inc. *	111,853
50,000	Sandvik AB	1,225,563
50,000	Scott Technology Ltd.	82,800
22,500	Yaskawa Electric Corp.	1,117,972
		11,103,575
	MEDICAL EQUIPMENT & DEVICES - 18.8%
150,000	Accuray, Inc. *	625,500
15,000	Globus Medical, Inc. *	978,300
2,000	Intuitive Surgical, Inc. *	1,636,200
100,000	Microbot Medical, Inc. * ^	689,000
20,000	Siemens Healthineers AG	1,027,293

AlphaCentric Robotics and Automation Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Shares		Value
	MEDICAL EQUIPMENT & DEVICES (continued) - 18.8%
325,000	Stereotaxis, Inc. * ^	$ 1,654,250
2,500	Tecan Group AG	1,226,880
		7,837,423
	SEMICONDUCTORS - 6.5%
20,000	Brooks Automation, Inc.	1,357,000
35,000	Infineon Technologies AG	1,344,254
		2,701,254
	SOFTWARE - 12.6%
700	AI inside, Inc. *	497,651
15,000	Blue Prism Group PLC *	352,674
30,000	Nuance Communications, Inc. * ^	1,322,700
15,000	Omnicell, Inc. *	1,800,300
5,000	Synopsys, Inc. *	1,296,200
		5,269,525
	TECHNOLOGY HARDWARE - 6.5%
125,000	Nano Dimension Ltd. - ADR * ^	1,137,500
12,500	Nidec Corp.	1,571,504
		2,709,004

	TOTAL COMMON STOCKS (Cost $25,596,321)	39,604,550

	SHORT-TERM INVESTMENT
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 11.0% ^^
4,590,002	Mount Vernon Liquid Assets Portfolio, to yield 0.33% - (Cost $4,590,002)	4,590,002

	TOTAL INVESTMENTS - 105.8% (Cost $30,186,323)	$ 44,194,552
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.8)%	(2,425,680)
	NET ASSETS - 100%	$ 41,768,872

AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Société Anonyme
* Non-income producing security
^ All or a portion of this security is out on loan as of December 31, 2020. The total value of securities on loan as of December 31, 2020 is $4,350,288.
^^ This security was purchased with cash collateral held from securities on loan. The total value of such security as December 31, 2020 is $4,590,002.

# Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Securities Lending - Under an agreement (the “Securities Lending Agreement”) with the Brown Bothers Harriman & Co. (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications +	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Common Stocks	$ 39,604,550	$ -	$ -	$ 39,604,550
Investment Purchased as Securities Lending Collateral (b)	-	-	-	4,590,002
Total	$ 39,604,550	$ -	$ -	$ 44,194,552

The Fund did not hold any Level 3 securities during the period.
+ Refer to Portfolio of Investments for security classifications.
(b) Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AlphaCentric Robotics and Automation Fund	$ 30,896,470	$ 14,491,682	$ (1,193,600)	$ 13,298,082

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares				Value
	COMMON STOCKS - 39.9%
	ASSET MANAGEMENT - 1.3%
20,474	Invesco Ltd.			$ 356,862
4,851	UBS Group A.G.			68,434
				425,296
	AUTOMOTIVE - 1.8%
10,948	Fiat Chrysler Automobiles NV *			196,377
20,900	Mazda Motor Corp.			140,082
2,100	TS Tech Company Ltd.			64,885
5,298	Valeo SA			209,251
				610,595
	BANKING - 0.9%
29,200	Mebuki Financial Group, Inc.			57,413
5,689	Raiffeisen Bank International A.G. *			116,106
6,178	Skandinaviska Enskilda Banken A.B.			63,566
3,433	Swedbank A.B.			60,245
				297,330
	BEVERAGES - 0.2%
705	Monster Beverage Corp.			65,198

	BIOTECHNOLOGY & PHARMACEUTICALS - 0.9%
94	Bachem Holding AG			42,058
600	Chugai Pharmaceutical Co. Ltd.			31,980
632	Dechra Pharmaceuticals PLC			29,805
292	Eli Lilly and Co.			49,301
3,399	GlaxoSmithKline PLC			62,353
1,200	Kyowa Kirin Company Ltd.			32,707
345	Novo Nordisk AS			24,196
1,000	Ono Pharmaceutical Company Ltd.			30,103
				302,503
	CABLE & SATELLITE - 0.2%
90	Charter Communications, Inc. *			59,540

	CHEMICALS - 0.4%
6	Givaudan S.A.			25,318
800	Nitto Denko Corp.			71,519
471	Novozymes A/S			27,059
216	Symrise A.G.			28,649
				152,545
	COMMERCIAL SUPPORT SERVICES - 0.4%
1,391	Rollins, Inc.			54,327
815	Sodexo S.A.			69,026
				123,353
	CONSTRUCTION MATERIALS - 0.4%
3,294	Cie de Saint-Gobain			151,139

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Shares				Value
	E-COMMERCE DISCRETIONARY - 0.5%
19	Amazon.com, inc. *			$ 61,882
2,226	eBay, Inc.			111,857
				173,739
	ELECTRICAL EQUIPMENT - 0.3%
347	Kone OYJ			28,217
1,425	Signify N.V.			60,205
				88,422
	ENGINEERING & CONSTRUCTION - 2.0%
9,400	Hazama Ando Corp.			65,553
5,500	Kajima Corp.			73,621
2,300	Nippo Corp.			62,933
5,900	Nishimatsu Construction Company Ltd.			120,806
21,900	Penta-Ocean Construction Company Ltd.			188,148
198	Spirax-Sarco Engineering plc			30,571
19,200	Toda Corp.			127,014
				668,646
	ENTERTAINMENT CONTENT - 0.2%
2,100	Mixi, Inc.			52,091

	FOOD - 1.0%
900	Campbell Soup Co.			43,515
3,081	Conagra Brands, Inc.			111,717
202	Nestle S.A.			23,825
300	Nissin Foods Holdings Company Ltd.			25,686
2,433	Orkla ASA			24,722
7,096	Tate & Lyle PLC			65,416
600	Toyo Suisan Kaisha Ltd.			29,173
				324,054
	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
8,129	Stora Enso Oyj			155,609
3,700	Sumitomo Forestry Company Ltd.			77,193
				232,802
	GAS & WATER UTILITIES - 0.1%
800	Iwatani Corp.			49,281

	HEALTHCARE FACILITIES & SERVICES - 3.1%
1,875	Centene Corp. *			112,556
669	Cigna Corp.			139,272
3,027	CVS Health Corp.			206,744
1,275	DaVita, Inc. *			149,685
736	Fresenius Medical Care A.G. & Company KGaA *			61,416
276	Humana, Inc.			113,235
51	Lonza Group A.G.			32,817
889	Quest Diagnostics, Inc.			105,942
360	UnitedHealth Group, Inc.			126,245
				1,047,912
AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Shares				Value
	HOME & OFFICE PRODUCTS - 0.4%
300	Rinnai Corp.			$ 34,810
590	Whirlpool Corp.			106,489
				141,299
	HOME CONSTRUCTION - 1.9%
1,607	DR Horton, Inc.			110,754
1,527	Lennar Corp.			116,403
2,026	Masco Corp.			111,288
11,100	Pressance Corp.			190,940
2,641	PulteGroup, Inc.			113,880
				643,265
	HOUSEHOLD PRODUCTS - 0.1%
237	Clorox Co.			47,855

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
5,786	IG Group Holdings PLC			68,177
1,200	Japan Exchange Group, Inc.			30,661
2,273	Morgan Stanley			155,769
27,400	Nomura Holdings, Inc.			144,637
2,600	SBI Holdings, Inc.			61,622
				460,866
	INSURANCE - 5.8%
804	Admiral Group PLC			31,938
1,241	Allstate Corp.			136,423
8,249	American International Group, Inc.			312,307
29,776	Aviva PLC			132,364
5,671	AXA S.A.			135,389
2,100	MS&AD Insurance Group Holdings, Inc.			63,888
3,584	NN Group N.V.			155,806
6,354	Principal Financial Group, Inc.			315,222
1,201	Progressive Corp.			118,755
3,625	SCOR S.E.			117,183
1,600	Sompo Holdings, Inc.			64,669
5,900	T&D Holdings, Inc.			69,546
12,909	Unum Group			296,132
				1,949,622
	INTERNET MEDIA & SERVICES - 0.1%
342	Scout24 A.G.			28,057

	LEISURE FACILITIES & SERVICES - 1.3%
13,529	MGM Resorts International			426,299

	MACHNIERY - 0.4%
700	Azbil Corp.			38,239
300	Daifuku Co. Ltd.			37,077
2,440	Valmet OYJ			69,740
				145,056
AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Shares				Value
	MEDICAL EQUIPMENT & DEVICES - 1.4%
536	Agilent Technologies, Inc.			$ 63,511
96	Bio-Rad Laboratories, Inc. *			55,962
143	Coloplast A/S			21,851
238	Danaher Corp.			52,869
124	IDEXX Laboratories, Inc. *			61,984
425	PerkinElmer, Inc.			60,988
59	Tecan Group A.G.			28,954
116	Thermo Fisher Scientific, Inc.			54,030
199	West Pharmaceutical Services, Inc.			56,379
				456,528
	METALS & MINING - 0.3%
1,812	Newmont Corp.			108,521

	OIL & GAS PRODUCERS - 1.7%
7,500	Cosmo Energy Holdings Co. Ltd.			133,445
31,800	Eneos Holdings, Inc.			114,085
2,749	Total SA			118,733
3,740	Valero Energy Corp.			211,572
				577,835
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,229	Kojamo Oyj			27,218

	REAL ESTATE SERVICES - 0.2%
2,500	Starts Corp, Inc.			69,398

	RETAIL - CONSUMER STAPLES - 2.3%
200	Cosmos Pharmaceutical Corp.			32,311
146	Costco Wholesale Corp.			55,010
900	Create SD Holdings Company Ltd.			33,779
252	Dollar General Corp.			52,996
936	Etablissements Franz Colruyt N.V.			55,510
2,035	Koninklijke Ahold Delhaize N.V.			57,542
3,409	Kroger Co.			108,270
900	Sugi Holdings Company Ltd.			60,148
1,600	Sundrug Company Ltd.			63,848
712	Target Corp.			125,689
200	Tsuruha Holdings, Inc.			28,437
346	Walmart, Inc.			49,876
800	Yaoko Company Ltd.			55,712
				779,128
	RETAIL - DISCRETIONARY - 2.0%
974	Best Buy Company, Inc.			97,195
11,680	Kohl's Corp.			475,259
4,600	K's Holdings Corp.			63,980
100	Nitori Holdings Company Ltd.			20,940
				657,374
AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Shares				Value
	SOFTWARE - 0.6%
432	Akamai Technologies, Inc. *			$ 45,356
299	Citrix Systems, Inc.			38,900
900	Itochu Techno-Solutions Corp.			32,123
300	Oracle Corp Japan			39,082
140	Tyler Technologies, Inc. *			61,113
				216,574
	STEEL - 0.4%
3,700	Nippon Steel Trading Corp.			133,852

	TECHNOLOGY HARDWARE - 1.3%
20,370	Hewlett Packard Enterprise Co.			241,385
328	Logitech International S.A.			31,882
500	Murata Manufacturing Co. Ltd.			45,135
100	Nintendo Co. Ltd.			63,761
700	Sony Corp.			69,732
				451,895
	TECHNOLOGY SERVICES - 0.2%
1,789	Computacenter PLC			59,865

	TELECOMMUNICATIONS - 0.9%
378	Elisa OYJ			20,752
303	Iliad S.A.			62,321
1,000	KDDI Corp.			29,696
1,100	Nippon Telegraph & Telephone Corp.			28,186
3,119	Proximus S.A.			61,861
40	Swisscom A.G.			21,589
1,537	United Internet A.G.			64,749
				289,154
	TOBACCO & CANNABIS - 0.3%
1,754	British American Tobacco PLC			64,928
378	Swedish Match A.B.			29,356
				94,284
	TRANSPORTATION & LOGISTICS - 1.8%
6,530	Alaska Air Group, Inc.			339,560
36	AP Moller - Maersk A/S			80,450
1,213	Deutsche Post A.G.			60,109
1,800	Hitachi Transport System Ltd.			53,523
2,200	Yamato Holdings Company Ltd.			56,063
				589,705
	WHOLESALE - CONSUMER STAPLES - 0.4%
5,400	Mitsubishi Corp.			132,901

	WHOLESALE - DISCRETIONARY - 0.2%
1,823	Bunzl PLC			60,878

	TOTAL COMMON STOCKS (Cost $10,561,391)			13,371,875
AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Shares				Value
	EXCHANGE TRADED FUNDS - 26.5%
	EQUITY- 15.2%
2,224	Communication Services Select Sector SPDR Fund			$ 150,076
925	Consumer Discretionary Select Sector SPDR Fund			148,722
2,174	Consumer Staples Select Sector SPDR Fund			146,636
2,450	Energy Select Sector SPDR Fund			92,855
5,218	Financial Select Sector SPDR Fund			153,827
4,084	Global X MSCI Greece ETF			103,979
1,326	Health Care Select Sector SPDR Fund			150,421
1,653	Industrial Select Sector SPDR Fund			146,373
15,789	Invesco S&P 500 BuyWrite ETF			323,578
2,003	iShares China Large-Cap ETF			92,999
12,654	iShares Mortgage Real Estate ETF			403,156
2,831	iShares MSCI Brazil ETF			104,945
3,501	iShares MSCI Chile ETF			105,765
2,580	iShares MSCI India ETF			103,768
4,326	iShares MSCI Indonesia ETF			101,315
3,395	iShares MSCI Malaysia ETF			97,776
2,320	iShares MSCI Mexico ETF			99,737
2,818	iShares MSCI Peru ETF			97,728
3,058	iShares MSCI Philippines ETF			99,997
5,379	iShares MSCI Poland ETF			102,309
2,291	iShares MSCI South Africa ETF			100,437
1,232	iShares MSCI South Korea ETF			106,014
1,903	iShares MSCI Taiwan ETF			101,011
1,251	iShares MSCI Thailand ETF			96,415
4,223	iShares MSCI Turkey ETF			111,910
2,049	Materials Select Sector SPDR Fund			148,327
3,986	Real Estate Select Sector SPDR Fund			145,728
8,940	SPDR S&P International Dividend ETF			326,846
1,178	Technology Select Sector SPDR Fund			153,164
2,315	Utilities Select Sector SPDR Fund			145,151
4,129	VanEck Vectors Russia ETF			99,715
3,629	Vanguard Global ex-U.S. Real Estate ETF			197,091
3,584	Vanguard High Dividend Yield ETF			327,972
2,286	Vanguard Real Estate ETF			194,150
				5,079,893
	FIXED INCOME - 11.3%
17,449	Invesco Senior Loan ETF			388,764
5,681	iShares 0-5 Year High Yield Corporate Bond ETF			258,145
8,048	iShares 1-3 Year Treasury Bond ETF			695,186
578	iShares iBoxx $ Investment Grade Corporate Bond ETF			79,839
12,776	iShares International Preferred Stock ETF			199,050
7,034	iShares J.P. Morgan EM High Yield Bond ETF			326,026
2,801	iShares JP Morgan USD Emerging Markets Bond ETF			324,664
AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
Shares				Value
	FIXED INCOME (continued) - 11.3%
685	iShares National Muni Bond ETF			$ 80,282
5,089	iShares Preferred & Income Securities ETF			195,977
1,451	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF			80,052
5,138	iShares US & International High Yield Corp Bond ETF			260,682
1,300	Schwab US TIPS ETF			80,704
4,906	SPDR Bloomberg Barclays Convertible Securities ETF			406,168
2,381	SPDR Bloomberg Barclays High Yield Bond ETF			259,386
2,614	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF			79,962
1,412	SPDR FTSE International Government Inflation-Protected Bond ETF			82,899
				3,797,786

	TOTAL EXCHANGE TRADED FUNDS (Cost $8,282,487)			8,877,679

Principal ($)		Coupon Rate (%)	Maturity	Value

	SHORT TERM INVESTMENTS - 19.4%
	U.S. TREASURY BILLS - 19.4%
3,000,000	United States Treasury Bill #	0.000	1/14/2021	$ 2,999,971
2,000,000	United States Treasury Bill #	0.000	2/4/2021	1,999,923
1,500,000	United States Treasury Bill #	0.000	2/9/2021	1,499,948
	TOTAL SHORT TERM INVESTMENTS (Cost $6,499,764)			6,499,842

	TOTAL INVESTMENTS - 85.8% (Cost $25,343,642)			$ 28,749,396
	OTHER ASSETS LESS LIABILITIES - 14.2%			4,769,900
	NET ASSETS - 100%			$ 33,519,296

* Non-Income Producing Security
# Zero Coupon Bonds
AG - Aktiengesellschaft
A/S - Anonim Sirketi
ASA - Allmennaksjeselskap
ETF - Exchange Traded Fund
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Société Anonyme
SE - Societas Europaea
SpA - Societa per Azioni

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Open Long Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
13	3 Mo Euro (Euribor)	Mar-21	$ 3,998,411	$ 207
13	3 Mo Euro (Euribor)	Sep-21	3,998,411	2,809
20	90 Day Sterling Future	Feb-21	3,418,062	3,636
19	90 Day Sterling Future	Mar-21	3,246,185	7,981
30	CBOT 10 Year US Treasury Note	Mar-21	4,142,340	6,031
51	CBOT Corn Future +	Mar-21	1,234,200	143,750
19	CBOT Soybean Future +	Mar-21	1,245,450	231,137
7	CBOT Soybean Future +	May-21	457,363	88,200
37	CBOT Wheat +	Mar-21	1,184,925	83,125
14	CBOT Wheat +	May-21	447,650	7,938
13	CME 3 Month Eurodollar Future	Jun-21	3,244,475	3,750
13	CME 3 Month Eurodollar Future	Jun-21	3,243,175	163
13	CME 3 Month Eurodollar Future	Sep-21	3,244,638	1,313
13	CME 3 Month Eurodollar Future	Dec-21	3,244,475	325
35	CME Australian Dollar Currency Future	Mar-21	2,695,000	89,351
31	CME British Pound Currency Future	Mar-21	2,646,431	48,363
34	CME Canadian Dollar Currency Future	Mar-21	2,663,560	(5,620)
17	CME Euro Foreign Exchange Currency Future	Dec-21	2,602,275	30,235
22	CME Japanese Yen Currency Future	Mar-21	2,664,475	21,855
8	CME Live Cattle Future +	Feb-21	368,080	800
10	CME Live Cattle Future +	Jun-21	458,800	16,540
19	CME Swiss Franc Currency Future	Mar-21	2,688,975	11,175
13	COMEX Copper Future +	Mar-21	1,143,675	61,475
6	COMEX Gold 100 Troy Ounces Future +	Feb-21	1,137,060	50,320
19	Eurex 10 Year Euro Bund Future	Mar-21	4,129,679	10,099
23	Long Gilt Future	Mar-21	4,261,361	35,585
18	Montreal Exchange 3 Month Canadian Bankers Acceptance Future	Mar-21	3,516,287	5,130
17	Montreal Exchange 3 Month Canadian Bankers Acceptance Future	Mar-21	3,321,105	2,593
17	Montreal Exchange 3 Month Canadian Bankers Acceptance Future	Jun-21	3,320,938	2,307
17	Montreal Exchange 3 Month Canadian Bankers Acceptance Future	Sep-21	3,320,104	829
36	Montreal Exchange 10 Year Canadian Bond Future	Mar-21	4,213,187	12,473
67	NYBOT CSC Number 11 World Sugar Future +	Feb-21	1,162,370	106,467
28	NYBOT CSC Number 11 World Sugar Future +	Apr-21	460,365	43,758
4	NYMEX NY Harbor ULSD Futures +	Feb-21	249,547	(634)
20	NYMEX Reformulated Gasoline Blendstock for Oxygen +	Jun-21	1,188,936	50,089
			Net Unrealized Appreciation from Open Long Futures Contracts	$ 1,173,555
+ All of this investment is a holding of the ACSSF Fund Limited.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Open Short Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
(7)	CME British Pound Currency Future	May-21	$ (597,581)	(12,841)
(14)	CME Euro Foreign Exchange Currency Future	Mar-21	(2,143,050)	(19,407)
(27)	CME Japanese Yen Currency Future	Mar-21	(3,270,038)	(25,110)
(1)	CME Norwegian Krone Currency Future	Mar-21	(232,920)	(4,760)
(2)	CME Swiss Franc Currency Future	Jun-21	(283,050)	(1,062)
(2)	COMEX Gold 100 Troy Ounces Future +	Mar-21	(380,560)	(3,570)
(39)	NYMEX Henry Hub Natural Gas Futures	Feb-21	(985,140)	65,540
(16)	NYMEX Henry Hub Natural Gas Futures	May-21	(417,760)	(11,340)
(22)	NYMEX Light Sweet Crude Oil Future +	Feb-21	(1,069,860)	(167,730)
(9)	NYMEX Light Sweet Crude Oil Future +	May-21	(437,670)	(2,650)
(7)	NYMEX Refprmulated Gas RBOB Future +	Mar-21	(450,996)	(32,180)
(3)	TSE Japanese 10 Year Bond Futures	Mar-21	(4,414,353)	4,359
			Net Unrealized Depreciation from Open Short Futures Contracts	$ (210,751)

			Net Unrealized Appreciation from Open Futures Contracts	$ 962,804

+ All of this investment is a holding of the ACSSF Fund Limited.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Credit Suisse	CDX EM34 5Y DEC	Sell	1.00%	12/20/2025	(320,000)	(7,844)	$ -	$ 8,049
Credit Suisse	CDX HY 35 DEC	Sell	1.00%	12/20/2025	(256,000)	23,640	-	(1,775)
Credit Suisse	CDX IG 35 5Y DEC	Sell	1.00%	12/20/2025	(80,000)	1,926	-	(9)
Credit Suisse	ITRX EUR 34 DEC	Sell	1.00%	12/20/2025	(67,000)	2,101	-	(2,048)
Credit Suisse	XOVER S34 DEC	Sell	1.00%	12/20/2025	(214,500)	30,803	-	2,721
		Net Unrealized Appreciation on Swap Contracts					$ -	$ 6,938

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Futures Contracts - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications (a) + *	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Common Stocks	$ 13,371,875	-	-	$ 13,371,875
Exchange Traded Funds	8,877,679	-	-	8,877,679
Unrealized Appreciation on Open Futures Contracts	1,173,555	-	-	1,173,555
Unrealizded Appreciation on Swap Contract	6,938		-	6,938
U.S. Government Treasury Bills	-	6,499,842	-	6,499,842
Total	$ 23,430,047	$ 6,499,842	$ -	$ 29,929,889

Liabilities
Security Classifications + *	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Unrealized Depreciation on Open Long Futures Contracts	$ 210,751	$ -	$ -	$ 210,751
Total	$ 210,751	$ -	$ -	$ 210,751

The Fund did not hold any Level 3 securities during the period.
+ Refer to Portfolio of Investments for security classifications.
* Derivative instruments include cumulative net unrealized gain or loss on futures contracts open as of December 31, 2020.
(a) All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Portfolios of Investments.
Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized Appreciation/ (Depreciation)
$ 29,667,291	$ 3,479,130	$ (4,397,025)	$ (917,895)

AlphaCentric LifeSci Healthcare Fund (LYFAX, LYFCX, LYFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares		Value
	COMMON STOCKS - 88.9%
	BIOTECHNOLOGY & PHARMACEUTICALS - 87.5%
425	Abbvie, Inc.	$ 45,539
2,350	ACADIA Pharmaceuticals, Inc. *	125,631
44,000	Adaptimmune Therapeutics PLC. - ADR *	237,160
3,500	ADC Therapeutics S.A. *	112,035
11,000	Adverum Biotechnologies, Inc. *	119,240
4,000	Aeglea BioTherapeutics, Inc. *	31,480
4,000	Aerie Pharmaceuticals, Inc. *	54,040
1,000	Albireo Pharma, Inc. *	37,510
580	Alexion Pharmaceuticals, Inc.*	90,619
1,500	Allakos, Inc. *	210,000
5,100	Allogene Therapeutics, Inc. *	128,724
1,500	ALX Oncology Holdings, Inc. *	129,300
4,000	AnaptysBio, Inc. *	86,000
2,000	Apellis Pharmaceuticals, Inc. *	114,400
2,750	Arena Pharmaceuticals, Inc.	211,283
20,538	Athira Pharma, Inc. ** #	668,255
6,000	Atreca, Inc. *	96,900
20,000	Aurinia Pharmaceuticals, Inc. *	276,600
17,700	Avrobio, Inc. *	246,738
400	Biogen, Inc. *	97,944
7,500	BioMarin Pharmaceutical, Inc. *	657,675
9,200	Bluebird Bio, Inc. *	398,084
710	Bristol-Myers Squibb Co.	44,041
3,500	Celldex Therapeutics, Inc. *	61,320
2,500	Chinook Therapeutics, Inc. *	39,650
19,700	Cogent Biosciences, Inc. *	221,231
1,600	Coherus Biosciences, Inc.*	27,808
9,000	Collegium Pharmaceutical, Inc. *	180,270
4,000	Constellation Pharmaceuticals, Inc. *	115,200
12,500	Cytokinetics, Inc. *	259,750
14,500	Dynavax Technologies Corp. *	64,525
3,000	Everest Medicines Ltd. *	26,193
14,000	Exelixis, Inc.*	280,980
16,500	Fusion Pharmaceuticals, Inc. *	193,875
2,400	Galapagos N.V. - ADR *	237,552
11,800	Gilead Sciences, Inc.	687,468
2,100	GlaxoSmithKline PLC - ADR	77,280
15,000	Gossamer Bio, Inc. *	145,050
1,150	GW Pharmaceuticals PLC - ADR *	132,722
1,000	Horizon Therapeutics PLC *	73,150
12,500	Ideaya Biosciences, Inc. *	175,000
2,150	Immunovant, Inc. *	99,309
2,500	Incyte Corp. *	217,450
1,100	Insmed, Inc. *	36,619
4,000	Intercept Pharmaceuticals, Inc. *	98,800
8,000	Intra-Cellular Therapies, Inc. *	254,400
2,000	Iovance Biotherapeutics, Inc. *	92,800
17,000	Karyopharm Therapeutics, Inc. *	263,160
15,500	Kiniksa Pharmaceuticals Ltd. *	273,885
900	Ligand Pharmaceuticals, Inc. *	89,505
35,000	MEI Pharma, Inc. *	92,400
AlphaCentric LifeSci Healthcare Fund (LYFAX, LYFCX, LYFIX)
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2020
Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICALS (continued) - 87.5%
2,200	Merck & Co., Inc.	$ 179,960
4,600	Mersana Therapeutics, Inc. *	122,406
2,250	Morphic Holding, Inc. *	75,488
5,200	MorphoSys A.G. - ADR *	147,368
4,500	Nektar Therapeutics *	76,500
2,800	Neurocrine Biosciences, Inc. *	268,380
29,594	Odonate Therapeutics, Inc. *	568,205
17,000	Orchard Therapeutics PLC - ADR *	73,440
12,000	Oyster Point Pharma, Inc. *	225,840
9,000	Pandion Therapeutics, Inc. *	133,650
9,500	Puma Biotechnology, Inc. *	97,470
1,300	Regeneron Pharmaceuticals, Inc. *	628,043
2,500	Revance Therapeutics, Inc. *	70,850
2,500	Roche Holding A.G. - ADR	109,600
800	Rocket Pharmaceuticals, Inc. *	43,872
725	Sarepta Therapeutics, Inc. *	123,605
4,000	Sutro Biopharma, Inc. *	86,840
2,200	Takeda Pharmaceutical Co. Ltd. - ADR	40,040
2,275	TCR2 Therapeutics, Inc. *	70,366
5,000	uniQure NV *	180,650
750	United Therapeutics Corp. *	113,842
1,050	Vertex Pharmaceuticals, Inc. *	248,157
1,500	Viela Bio, Inc. *	53,955
3,000	Y-mAbs Therapeutics, Inc. *	148,530
15,500	Zogenix, Inc. *	309,845
		12,933,452
	MEDICAL EQUIPMENT & DEVICES - 1.4%
64	Bio-Rad Laboratories, Inc. *	37,308
450	Illumina, Inc.	166,500
		203,808

	TOTAL COMMON STOCKS (Cost $11,612,545)	13,137,260

	PRIVATE INVESTMENT - 6.0%
825,763	Viracta Therapeutics, Inc. * ** #	880,263
	TOTAL PRIVATE INVESTMENT (Cost $500,000)

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
200,341	Fidelity Investments Money Market Fund, Government Portoflio, Institituional Class to yield 0.01% ^	200,341
	TOTAL SHORT-TERM INVESTMENT (Cost $200,341)

	TOTAL INVESTMENTS - 96.3% (Cost $12,312,886)	$ 14,217,864
	OTHER ASSETS LESS LIABILITIES - 3.7%	551,391
	NET ASSETS - 100%	$ 14,769,255

* Non-income producing security
** Illiquid security. Total illiquid securities represents 6.0% of net assets as of December 31, 2020.
^ Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.
# Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.
ADR - American Depository Receipt
PLC - Public Limited Company
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Security Classifications +	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Common Stocks	$ 12,469,005	$ 668,255	$ -	$ 13,137,260
Money Market Fund	200,341	-	-	200,341
Private Investment	-	-	880,263	880,263
Total	$ 12,669,346	$ 668,255	$ 880,263	$ 14,217,864

+ Refer to Portfolio of Investments for security classifications.
The following table summarizes the valuation techniques and significant unobservable inputs used for the ALHF’s investments that are categorized within Level 3 of the fair value hierarchy as of December 31, 2020:

Private Investment Funds
Beginning Balance	$ 500,000
Total realized gain (loss)	-
Appreciation (Depreciation)	380,263
Cost of Purchases	-
Proceeds from Sales	-
Proceeds from Principal Paydowns	-
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ 880,263

Significant unobservable valuation inputs for Level 3 investments as of December 31, 2020, are as follows:

	Valuation		Range of Inputs	Fair Value at
Assets (at fair value)	Technique	Unobservable Inputs	(Weighted Average)	December 31, 2020
Market Data of Similar Companies
Viracta Therapeutics, Inc.	Value at Cost		Average Daily Change	$ 880,263

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Data of Similar Companies	Increase	Decrease

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized Appreciation/(Depreciation)
$ 12,320,276	$ 2,205,424	$ (307,836)	$ 1,897,588

AlphaCentric Municipal Opportunities Fund (MUNAX, MUNCX, MUNIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares				Value
	CLOSED END FUNDS - 35.5%
	FIXED INCOME - 35.5%
1,750	Blackrock Long-Term Municipal Advantage Trust			$ 22,260
1,900	Blackrock Municipal Income Trust			29,393
1,490	Blackrock Municipal Income Trust II			22,976
2,050	BlackRock MuniHoldings Quality Fund, Inc.			27,101
1,900	BlackRock MuniYield New Jersey Fund, Inc.			27,455
1,720	BlackRock New York Municipal Income Trust II			24,940
1,867	Nuveen Municipal Credit Opportunities Fund			24,196
	TOTAL CLOSED END FUNDS (Cost $166,348)			178,321

	EXCHANGE TRADED FUNDS - 8.7%
	FIXED INCOME - 8.7%
370	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF			21,826
350	VanEck Vectors High-Yield Municipal Index ETF			21,539
	TOTAL EXCHANGE TRADED FUNDS (Cost $39,959)			43,365

Principal Amount ($)		Coupon Rate (%)	Maturity
	MUNICIPAL BONDS - 58.7%
	CONTINUING CARE RETIREMENT CENTER - 22.2%
25,000	Health & Educational Facilities Authority of the State of Missouri	5.000	2/1/2046	27,708
25,000	Palm Beach County Health Facilities Authority	5.000	5/15/2047	26,641
25,000	South Carolina Jobs-Economic Development Authority	5.000	11/15/2054	26,209
30,000	Wisconsin Health & Educational Facilities Authority	4.000	7/1/2048	30,668
				111,226
	ELECTRICITY & PUBLIC POWER - 5.3%
25,000	Puerto Rico Electric Power Authority	5.250	7/1/2030	26,611

	GOVERNMENT LEASE - 6.1%
25,000	Lodi Public Financing Authority	4.000	6/1/2039	30,511

	NURSING & ASSISTED LIVING - 2.5%
25,000	Capital Trust Agency, Inc.	5.000	7/1/2053	12,513

	PORTS & MARINAS - 5.8%
25,000	Port Authority of New York & New Jersey	4.000	7/15/2050	28,882

	TOLL ROADS, BRIDGES & TUNNELS - 5.3%
25,000	Puerto Rico Highway & Transportation Authority	5.250	7/1/2033	26,794

	WATER & SEWER - 11.5%
25,000	Clark Regional Wastewater District	5.000	12/1/2040	32,562
25,000	Shamokin-Coal Township Joint Sewer Authority	2.000	7/1/2030	25,103
				57,665

	TOTAL MUNICIPAL BONDS (Cost $303,227)			294,202

	TOTAL INVESTMENTS - 102.9% (Cost - $509,534)			$ 515,888
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%			(14,577)
	NET ASSETS - 100.0%			$ 501,311

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications (a) +	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Closed End Funds	$ 178,321	$ -	$ -	$ 178,321
Exchange Traded Funds	43,365	-	-	43,365
Municipal Bonds	-	294,202	-	294,202
Total	$ 221,686	$ 294,202	$ -	$ 515,888

The Fund did not hold any Level 3 securities during the period.
+ Refer to Portfolio of Investments for security classifications.
(a) All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Portfolios of Investments.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized Appreciation/ (Depreciation)
$ 511,258	$ 22,610	$ (17,980)	$ 4,630